UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31,2010, are filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2010, are filed herewith.

THE GLENMEDE FUND, INC.
Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES*,1 — 3.5%

	Federal Home Loan Bank — 2.8%
$10,000,000	0.00% due 2/10/10 [2,3]	$9,997,550
10,000,000	0.10% due 2/10/10	9,999,500

		19,997,050

	Federal National Mortgage Association — 0.7%
5,000,000	0.00% due 12/1/10 [2,3]	4,985,271

		4,985,271

	TOTAL AGENCY DISCOUNT NOTES (Cost $24,982,321)	24,982,321

AGENCY NOTES* — 50.0%

	Federal Farm Credit Bank — 4.8%
9,500,000	0.153% due 2/12/10 [4]	9,500,605
10,000,000	0.93% due 2/19/10 [4]	10,000,000
2,580,000	2.75% due 5/4/10	2,594,550
1,000,000	0.00% due 5/7/10 [2]	999,604
750,000	4.45% due 8/27/10	766,270
10,000,000	3.75% due 12/6/10 [3]	10,280,248

		34,141,277

	Federal Home Loan Bank — 33.0%
15,000,000	0.61% due 2/3/10 [4]	15,000,000
2,125,000	7.375% due 2/12/10	2,129,344
15,000,000	0.235% due 2/19/10 [4]	15,001,515
7,500,000	1.05% due 2/23/10	7,499,720
10,000,000	1.00% due 2/26/10	10,000,000
20,000,000	0.84% due 3/2/10 [4]	20,000,481
10,000,000	0.77% due 3/5/10 [4]	10,000,088
7,810,000	1.05% due 3/5/10	7,813,670
10,000,000	0.84% due 3/11/10 [4]	10,003,376
5,000,000	0.65% due 5/11/10	5,003,871
5,000,000	4.875% due 5/14/10	5,056,495
2,050,000	7.625% due 5/14/10	2,092,611
5,000,000	3.00% due 6/11/10	5,040,776
3,365,000	5.25% due 6/11/10	3,421,913
13,735,000	4.25% due 6/11/10 [3]	13,935,393
10,000,000	2.75% due 6/18/10	10,090,750
5,000,000	1.00% due 7/6/10	5,013,093
6,500,000	0.014% due 7/6/10 [4]	6,495,534
2,200,000	3.50% due 7/16/10 [3]	2,231,899
7,500,000	0.55% due 7/29/10	7,499,744
5,040,000	3.375% due 9/10/10	5,128,771
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
AGENCY NOTES* — (Continued)

	Federal Home Loan Bank — (Continued)
$2,270,000	6.00% due 9/24/10 [5]	$2,352,526
11,000,000	0.50% due 10/5/10	10,999,894
7,500,000	0.35% due 10/13/10 [5]	7,500,000
8,020,000	0.50% due 11/3/10 [3]	8,019,798
10,000,000	0.375% due 11/5/10	10,003,789
4,000,000	0.62% due 11/8/10 [4]	4,015,584
5,000,000	0.50% due 11/23/10 [3]	5,006,664
5,000,000	0.85% due 12/3/10	5,019,607
2,500,000	0.50% due 12/28/10	2,502,677
4,580,000	0.57% due 12/29/10	4,588,513
4,735,000	1.625% due 1/21/11	4,786,212

		233,254,308

	Federal Home Loan Mortgage Corporation — 6.6%
1,900,000	3.125% due 2/4/10	1,900,416
3,000,000	4.875% due 2/9/10 [3]	3,002,900
15,395,000	0.00% due 2/28/10 [2]	15,393,471
1,500,000	5.00% due 9/1/10	1,540,372
10,000,000	1.93% due 2/11/11	10,004,764
15,000,000	2.00% due 2/18/11	15,012,659

		46,854,582

	Federal National Mortgage Association — 5.6%
1,100,000	0.218% due 2/12/10 [4]	1,100,024
3,509,000	0.00% due 3/10/10 [2]	3,508,456
12,903,000	4.375% due 9/13/10 [3]	13,225,237
21,500,000	2.00% due 3/2/11	21,533,318

		39,367,035

	TOTAL AGENCY NOTES (Cost $353,617,202)	353,617,202

US TREASURY NOTES* — 2.1%

	US Treasury Notes — 2.1%
5,000,000	2.125% due 4/30/10 [3]	5,022,782
10,000,000	2.875% due 6/30/10 [3]	10,104,238

		15,127,020

	TOTAL US TREASURY NOTES (Cost $15,127,020)	15,127,020

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Face
Amount		Value
GOVERNMENT GUARANTEED CORPORATE NOTES*,6 — 1.9%

$5,000,000	JPMorgan Chase & Co., 2.625% due 12/1/10[3]	$5,089,712
3,005,000	Morgan Stanley, 2.90% due 12/1/10[3]	3,065,752
5,000,000	Bank of America NA, 1.70% due 12/23/10[3]	5,054,480

		13,209,944

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $13,209,944)	13,209,944

REPURCHASE AGREEMENTS* — 42.3%

69,183,000	With Bank of America, dated 1/29/10, 0.08%, principal and interest in the amount of $69,183,461, due 2/1/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $71,735,000, coupon rate of 2.750%, due 11/30/16, market value of $70,594,414)	69,183,000
160,000,000	With RBS Greenwich, Inc., dated 1/29/10, 0.10%, principal and interest in the amount of $160,001,333, due 2/1/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $161,852,000, coupon rate of 0.875%, due 3/31/11, market value of $163,276,298)	160,000,000
70,000,000	With UBS AG, dated 1/29/10, 0.09%, principal and interest in the amount of $70,000,525, due 2/1/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $70,868,500, coupon rate of 0.875%, due 3/31/11, market value of $71,492,143)	70,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $299,183,000)	299,183,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.3%

58,698,813	State Street Navigator Securities Lending Prime Portfolio	58,698,813

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $58,698,813)	58,698,813

TOTAL INVESTMENTS (Cost $764,818,300)[7]	108.1%	$764,818,300

LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(57,204,314)

NET ASSETS	100.0%	$707,613,986

*	Percentages indicated are based on net assets.

[1]	Rate represents annualized discount yield at date of purchase.

[2]	Zero Coupon Bond.

[3]	Securities or partial securities on loan. See Note 1.

[4]	Floating Rate Bond. Rate shown is as of January 31, 2010.

[5]	Step Coupon Bond.

[6]	Government Guaranteed Corporate Notes are issued through The FDIC sponsored, Temporary Liquidity Government Guarantee Program.

[7]	Aggregate cost for federal tax purposes was $764,818,300.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — 96.7%

	Daily Variable/Floating Rate Notes — 27.2%
$4,300,000	California State Department of Water Resources, Power Supply Revenue, Series B-2 (LOC: BNP Paribas), 0.17% due 5/1/22	$4,300,000
1,130,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America), 0.23% due 2/1/35	1,130,000
5,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 0.20% due 7/1/27	5,300,000
140,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 0.20% due 1/1/16	140,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 0.20% due 12/1/15	130,000
2,200,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 0.16% due 3/1/22	2,200,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC), 0.20% due 5/1/24	2,200,000
1,000,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America), 0.20% due 5/15/35	1,000,000
7,925,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America), 0.20% due 11/15/32	7,925,000
3,580,000	Gloucester County, New Jersey, Industrial Pollution Control Financing Project Authority, Revenue, Refunding, ExxonMobil Corp., 0.15% due 1/1/22	3,580,000
3,600,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 0.20% due 8/1/16	3,600,000
4,400,000	Irvine Ranch, California, Water District, General Obligation Unlimited, Series A, (LOC: Landesbank Baden-Wurttemberg), 0.22% due 7/1/35	4,400,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 0.18% due 9/2/26	100,000
16,400,000	Kentucky Public Energy Authority, Gas Supply Revenue, Series A, 0.18% due 8/1/16	16,400,000
4,070,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES, 0.16% due 11/1/14	4,070,000
8,300,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease — Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 0.20% due 12/1/25	8,300,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV), 0.23% due 11/15/40	$5,315,000
9,300,000	Massachusetts State Health and Educational Facilities Authority Revenue,Tufts University Project, Series N-1, (SPA: J.P. Morgan Chase), 0.20% due 8/15/40	9,300,000
2,900,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A (LOC: Bank of America), 0.20% due 10/1/42	2,900,000
1,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 0.20% due 11/1/35	1,600,000
4,725,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden — Wurttemberg), 0.18% due 8/1/17	4,725,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 0.20% due 12/1/30	2,300,000
11,450,000	Michigan State University, Revenue Bond, Series A, (SPA: Wells Fargo Bank), 0.20% due 8/15/32	11,450,000
2,600,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A, 0.17% due 12/1/30	2,600,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank), 0.18% due 10/1/35	1,400,000
700,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: J.P. Morgan Chase), 0.18% due 3/1/40	700,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project, 0.20% due 7/15/32	2,150,000
1,000,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.20% due 5/1/21	1,000,000
500,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.20% due 12/1/14	500,000
2,250,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg), 0.21% due 11/1/22	2,250,000
4,300,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase), 0.20% due 8/1/16	4,300,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV) :
$4,200,000	0.16% due 8/1/15	$4,200,000
3,000,000	0.16% due 8/1/16	3,000,000
300,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase), 0.16% due 8/1/18	300,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase) :
5,600,000	0.20% due 8/15/18	5,600,000
800,000	0.20% due 8/15/21	800,000
2,675,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase), 0.21% due 8/1/20	2,675,000
1,000,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank), 0.17% due 4/1/38	1,000,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 0.20% due 6/15/35	11,615,000
400,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 0.20% due 7/1/19	400,000
900,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank), 0.20% due 6/1/30	900,000
2,700,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank), 0.18% due 7/1/31	2,700,000
300,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project, 0.20% due 10/1/24	300,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America), 0.23% due 6/1/33	2,400,000
4,364,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase), 0.19% due 7/15/19	4,364,000
1,000,000	University of California Regents Medical Center, Pooled Revenue, Series B-2 (SPA: Wells Fargo Bank N.A.), 0.20% due 5/15/32	1,000,000
665,000	University of Michigan, Revenue Bond, Series A, 0.20% due 4/1/38	665,000
5,800,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project, 0.16% due 12/1/29	5,800,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$1,900,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank), 0.21% due 2/1/26	$1,900,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank), 0.23% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes (Cost $167,984,000)	167,984,000

	Weekly Variable/Floating Rate Notes — 69.5%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank), 0.32% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured), 0.20% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank), 0.28% due 12/1/24	2,400,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen), 0.18% due 5/1/22	2,000,000
1,060,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York), 0.16% due 6/1/27	1,060,000
6,225,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America), 0.21% due 3/1/25	6,225,000
3,955,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America), 0.20% due 6/1/25	3,955,000
600,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale), 0.18% due 1/1/15	600,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank), 0.28% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank), 0.18% due 12/1/33	700,000
5,210,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A, 0.20% due 7/1/27	5,210,000
6,555,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank), 0.20% due 1/1/33	6,555,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I (LOC: 50% FNMA & 50% FHLMC), 0.19% due 5/1/31	8,110,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$9,130,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB), 0.22% due 4/1/20	$9,130,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.), 0.19% due 11/1/35	21,135,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured), 0.18% due 7/15/18	700,000
4,555,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 0.25% due 5/15/14	4,555,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 0.17% due 7/1/29	12,100,000
3,090,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank), 0.22% due 12/1/15	3,090,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured), 0.19% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured), 0.19% due 12/1/26	5,500,000
1,465,000	Franklin County Ohio, Hospital Revenue, US Health Corp. Project, Series B (LOC: U.S. Bank), 0.17% due 12/1/20	1,465,000
1,085,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank), 0.17% due 12/1/11	1,085,000
3,550,000	Georgia, Private Colleges and Universities Authority Revenue, Emory University, 0.16% due 9/1/36	3,550,000
10,000,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust), 0.19% due 4/1/27	10,000,000
1,813,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen), 0.17% due 9/1/31	1,813,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One), 0.20% due 4/1/35	4,000,000
9,800,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC), 0.17% due 10/1/36	9,800,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 0.14% due 7/1/28	656,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured), 0.18% due 12/15/24	$6,160,000
114,936	Los Angeles, California, Multi-Family Housing Revenue, Series K, (LOC: FHLB), 0.16% due 7/1/10	114,936
10,000,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV), 0.21% due 9/1/31	10,000,000
4,985,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B, 0.18% due 7/1/27	4,985,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I, 0.16% due 11/1/28	1,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.), 0.17% due 12/1/29	2,610,000
7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen), 0.19% due 8/1/28	7,500,000
9,445,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust), 0.18% due 2/1/26	9,445,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America) :
1,100,000	0.18% due 2/1/11	1,100,000
1,000,000	0.18% due 2/1/17	1,000,000
1,100,000	0.18% due 2/1/19	1,100,000
1,100,000	0.18% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2, 0.17% due 10/1/44	5,945,000
6,535,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.20% due 2/15/33	6,535,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank), 0.18% due 4/15/18	2,000,000
2,825,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 0.28% due 12/1/27	2,825,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank), 0.18% due 12/1/27	950,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$1,825,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 0.18% due 10/1/23	$1,825,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 0.18% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank), 0.20% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured), 0.19% due 5/15/31	805,000
11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase), 0.20% due 6/1/32	11,020,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank), 0.20% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured), 0.16% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured), 0.14% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 0.23% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured), 0.20% due 11/15/36	6,300,000
2,340,000	North Carolina Capital Facilities Finance Agency, Wake Forest University Project, Series A, 0.17% due 1/1/20	2,340,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A, 0.20% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 0.20% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase), 0.19% due 11/15/28	2,035,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank), 0.19% due 6/1/19	1,000,000
6,090,000	Ohio State University, General Receipts, Series B, 0.17% due 12/1/29	6,090,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$4,985,000	Ohio State, General Obligation Unlimited, Series C, 0.20% due 6/15/26	$4,985,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America), 0.19% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank), 0.19% due 3/1/32	10,100,000
9,950,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A, 0.17% due 7/1/33	9,950,000
500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C, 0.18% due 7/1/32	500,000
569,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 0.28% due 12/1/15	569,000
9,955,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust), 0.18% due 10/1/31	9,955,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen), 0.22% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen), 0.22% due 11/1/31	6,675,000
1,800,000	Texas, Southwest Higher Education Authority, Revenue Bonds, Southern Methodist University Project, Series B, (LOC: Landesbank Hessen-Thuerigen), 0.20% due 10/1/29	1,800,000
10,445,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust), 0.17% due 3/1/29	10,445,000
3,865,000	University of North Carolina, Revenue Bonds, Series B, 0.20% due 12/1/25	3,865,000
8,100,000	University of North Carolina, Revenue Bonds, Series C, 0.17% due 12/1/25	8,100,000
	University of Texas, University Revenue, Financing System, Series B :
7,940,000	0.13% due 8/1/16	7,940,000
3,500,000	0.16% due 8/1/33	3,500,000
6,500,000	0.13% due 8/1/39	6,500,000
3,200,000	University of Texas, University Revenue, Refunding, Financing System, Series A, 0.20% due 8/15/13	3,200,000
12,500,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.), 0.20% due 6/1/48	12,500,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured), 0.19% due 12/1/23	$6,955,000
1,125,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 0.18% due 11/1/25	1,125,000
4,400,000	Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Health Care, Series A ( LOC : U.S.Bank NA), 0.20% due 4/1/28	4,400,000
1,900,000	Wisconsin State Health and Educational Facilities Authority Revenue, University Of Wisconsin Medical Foundation, (LOC: J.P. Morgan Chase), 0.22% due 5/1/30	1,900,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank), 0.19% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B, 0.19% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $428,267,936)	428,267,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $596,251,936)	596,251,936

FIXED RATE NOTES* — 3.2%

5,000,000	Massachusetts State, Revenue Anticipation Notes, Series A, 2.50% due 4/29/10	5,026,160
5,000,000	New Jersey State, Tax & Revenue Anticipation Notes, 2.50% due 6/24/10	5,038,646
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited, 2.50% due 6/30/10	5,041,186
5,000,000	Texas State, Tax & Revenue Anticipation Notes, 2.50% due 8/31/10	5,059,561

	TOTAL FIXED RATE NOTES (Cost $20,165,553)	20,165,553

TOTAL INVESTMENTS (Cost $616,417,489)[2]	99.9%	$616,417,489

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	356,497

NET ASSETS	100.0%	$616,773,986

*	Percentages indicated are based on net assets.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

[1]	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

[2]	Aggregate cost for federal tax purposes was $616,417,489.

Abbreviations:

DATES	— Daily Adjustable Tax-Exempt Securities

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

LOC	— Letter of Credit

SPA	— Stand-By Purchase Agreement
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Face
Amount		Value
AGENCY NOTES* — 6.6%

	Federal Home Loan Bank — 6.6%
$7,000,000	3.375% due 2/27/13 [1]	$7,359,261
16,500,000	3.625% due 10/18/13	17,426,244

		24,785,505

	TOTAL AGENCY NOTES (Cost $24,364,393)	24,785,505

MORTGAGE-BACKED SECURITIES*,2 — 26.7%

	Federal Home Loan Mortgage Corporation — 5.7%
3,376	# G00807, 9.50% due 3/1/21	3,565
2,610,236	# G12342, 5.50% due 8/1/21	2,806,496
766,724	# J03604, 5.50% due 10/1/21	821,977
429,236	# J03649, 5.50% due 10/1/21	460,168
1,094,088	# G12442, 6.00% due 11/1/21	1,178,744
1,663,524	# J03536, 5.50% due 11/1/21	1,783,404
818,849	# G18163, 5.50% due 1/1/22	877,858
3,275,740	# G13396, 5.50% due 12/1/23	3,505,148
120,915	# D78677, 8.00% due 3/1/27	139,275
48,951	# D84894, 8.00% due 12/1/27	56,408
969,750	# C00742, 6.50% due 4/1/29	1,061,244
597,420	# A57845, 7.00% due 2/1/37	654,613
3,243,411	# A68937, 6.00% due 11/1/37	3,479,992
1,325,537	# A68332, 5.50% due 11/1/37	1,407,211
2,751,100	# A70446, 5.00% due 12/1/37	2,863,183

		21,099,286

	Federal National Mortgage Association — 11.3%
1,675	# 313815, 6.50% due 1/1/11	1,714
48,299	# 535729, 6.50% due 2/1/16	52,549
44,740	# 535962, 6.50% due 5/1/16	48,757
23,040	# 595134, 6.50% due 7/1/16	25,109
179,149	# 596498, 6.00% due 7/1/16	193,486
27,126	# 608777, 6.50% due 10/1/16	29,562
399,253	# 625990, 5.50% due 12/1/16	429,023
51,800	# 643340, 6.50% due 3/1/17	56,452
94,122	# 555016, 6.50% due 10/1/17	102,574
829,075	# 686230, 5.50% due 2/1/18	894,262
933,154	# 254685, 5.00% due 4/1/18	992,196
886,202	# 740449, 5.50% due 9/1/18	955,881
824,898	# 768557, 5.50% due 2/1/19	889,757
281,444	# 255159, 5.50% due 3/1/19	303,572
9,363	# 313796, 9.50% due 2/1/21	10,383
6,658	# 125275, 7.00% due 3/1/24	7,419
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — (Continued)
$36,801	# 313795, 9.50% due 1/1/25	$42,412
131,668	# 373328, 8.00% due 3/1/27	151,655
144,029	# 390895, 8.00% due 6/1/27	165,893
50,845	# 395715, 8.00% due 8/1/27	58,563
212,400	# 397602, 8.00% due 8/1/27	244,643
30,839	# 405845, 8.00% due 11/1/27	35,520
7,815	# 499335, 6.50% due 8/1/29	8,556
27,048	# 252806, 7.50% due 10/1/29	30,645
1,881	# 523497, 7.50% due 11/1/29	2,131
10,876	# 588945, 7.00% due 6/1/31	12,150
300,503	# 607862, 7.00% due 9/1/31	335,702
26,342	# 624571, 7.00% due 3/1/32	29,171
48,808	# 656872, 6.50% due 8/1/32	53,222
22,346	# 687575, 7.00% due 2/1/33	24,721
2,711,069	# 789856, 6.00% due 8/1/34	2,927,034
655,833	# 820811, 6.00% due 4/1/35	705,413
1,543,177	# 829202, 5.00% due 7/1/35	1,606,858
1,444,797	# 826586, 5.00% due 8/1/35	1,504,418
888,728	# 867021, 7.00% due 3/1/36	978,146
531,278	# 256216, 7.00% due 4/1/36	584,732
2,575,346	# 898412, 5.00% due 10/1/36	2,680,011
1,090,692	# 910894, 5.00% due 2/1/37	1,134,958
1,278,015	# 912456, 6.50% due 3/1/37	1,382,418
2,439,852	# 939512, 5.00% due 6/1/37	2,538,874
3,113,943	# 959877, 5.00% due 11/1/37	3,240,322
7,312,454	#973241, 5.00% due 3/1/38	7,609,230
5,210,143	# 975593, 5.00% due 6/1/38	5,421,596
3,434,536	# 257573, 5.50% due 2/1/39	3,642,747

		42,144,437

	Government National Mortgage Association — 9.7%
16,892	# 460389, 7.00% due 5/15/28	18,823
26,054	# 464049, 7.00% due 7/15/28	29,032
47,249	# 476259, 7.00% due 8/15/28	52,650
25,759	# 496632, 7.00% due 12/15/28	28,703
63,031	# 539971, 7.00% due 1/15/31	70,296
14,714	# 485264, 7.50% due 2/15/31	16,661
21,743	# 556417, 7.00% due 6/15/31	24,249
51,482	# 559304, 7.00% due 9/15/31	57,415
99,149	# 570289, 7.00% due 1/15/32	110,019
246,303	# 574687, 6.00% due 4/15/34	264,957
1,417,779	# 652486, 5.50% due 4/15/36	1,505,346
3,125,525	# 651859, 5.00% due 6/15/36	3,265,406
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Government National Mortgage Association — (Continued)
$2,085,249	# 782150, 5.50% due 4/15/37	$2,215,322
2,658,814	# 608508, 6.00% due 8/15/37	2,843,565
526,294	# 662521, 6.00% due 8/15/37	562,864
1,681,954	# 677545, 6.00% due 11/15/37	1,798,827
2,355,271	# 676291, 6.00% due 12/15/37	2,518,930
712,697	# 678831, 5.00% due 1/15/38	743,926
2,543,272	# 685836, 5.50% due 4/15/38	2,695,584
6,840,431	# 698235, 5.00% due 6/15/39	7,140,158
9,940,983	# 716655, 5.00% due 8/15/39	10,376,566

		36,339,299

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,053,484)	99,583,022

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 8.8%

5,000,000	Bank of America Corp., 2.10% due 4/30/12	5,098,050
5,000,000	Morgan Stanley, 3.25% due 12/1/11	5,212,890
5,000,000	Morgan Stanley, 2.25% due 3/13/12[1]	5,113,100
17,000,000	PNC Funding Corp., 2.30% due 6/22/12[1]	17,419,968

		32,844,008

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $32,113,565)	32,844,008

CORPORATE NOTES* — 44.7%

4,000,000	Bear Stearns Cos. LLC, 6.40% due 10/2/17[1]	4,409,572
15,000,000	BP Capital Markets PLC, 5.25% due 11/7/13[1]	16,550,835
5,000,000	Chevron Corp., 3.95% due 3/3/14	5,297,655
7,000,000	General Electric Capital Corp., 5.875% due 2/15/12	7,533,568
6,000,000	General Electric Capital Corp., 5.625% due 5/1/18	6,135,186
8,250,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	8,686,631
7,000,000	Goldman Sachs Group, Inc., 5.95% due 1/18/18	7,373,093
9,000,000	Hewlett-Packard Co., 6.125% due 3/1/14	10,178,757
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
CORPORATE NOTES* — (Continued)

$4,650,000	Honeywell International, Inc., 5.00% due 2/15/19[1]	$4,887,908
10,000,000	IBM Corp., 8.375% due 11/1/19	13,074,970
10,000,000	Johnson & Johnson, 5.55% due 8/15/17	11,156,800
10,200,000	JPMorgan Chase & Co., 5.15% due 10/1/15	10,883,798
12,372,000	Oracle Corp., 5.75% due 4/15/18	13,528,238
11,850,000	PepsiCo, Inc., 7.90% due 11/1/18	14,673,274
4,000,000	Shell International Finance BV, 4.00% due 3/21/14	4,228,000
8,000,000	Shell International Finance BV, 4.30% due 9/22/19	7,981,512
7,000,000	United Technologies Corp., 4.875% due 5/1/15[1]	7,641,018
2,285,000	United Technologies Corp., 6.125% due 2/1/19[1]	2,573,385
9,000,000	Wal-Mart Stores, Inc., 5.80% due 2/15/18	10,081,701

	TOTAL CORPORATE NOTES (Cost $158,780,739)	166,875,901

US TREASURY NOTES/BONDS* — 11.7%

6,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[1]	8,206,872
7,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	8,735,215
1,800,000	U.S. Treasury Bond, 5.00% due 5/15/37[1]	1,956,094
9,422,160	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.875% due 7/15/13	10,028,712
4,408,989	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.625% due 1/15/18[1]	4,587,071
2,300,000	U.S. Treasury Note, 2.75% due 2/28/13[1]	2,394,158
7,000,000	U.S. Treasury Note, 4.00% due 2/15/14[1]	7,581,875

	TOTAL US TREASURY NOTES/BONDS (Cost $41,528,060)	43,489,997

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Face
Amount			Value
REPURCHASE AGREEMENTS* — 0.3%

$1,100,000	With Bank of America Corp., dated 1/29/10, 0.08%, principal and interest in the amount of $1,100,007 due 2/1/10, (collateralized by a U.S. Treasury Bill with a par value of $1,145,000, coupon rate of 2.750%, due 11/30/16, market value of $1,126,795)		$1,100,000
$22,402	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $22,402, due 2/1/10, (collateralized by a FNR security with a par value of $23,942, coupon rate of 4.000%, due 11/25/39, market value of $24,890)		22,402

	TOTAL REPURCHASE AGREEMENTS (Cost $1,122,402)		1,122,402

INVESTMENT OF SECURITY LENDING COLLATERAL* — 17.3%

64,406,978	State Street Navigator Securities Lending Prime Portfolio		64,406,978

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $64,406,978)		64,406,978

TOTAL INVESTMENTS (Cost $417,369,621)[4]		116.1%	$433,107,813

LIABILITIES IN EXCESS OF OTHER ASSETS		(16.1)	(60,131,172)

NET ASSETS		100.0%	$372,976,641

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Represents current face amount at January 31, 2010.

[3]	Government Guaranteed Corporate Notes are issued through The FDIC sponsored, Temporary Liquidity Government Guarantee Program.

[4]	Aggregate cost for federal tax purposes was $417,369,621.

Abbreviations:

FNR	— Federal National Mortgage Association REMIC

TIPS	— Treasury Inflation Protected Security
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.9%

	Aerospace & Defense — 4.3%
73,700	Honeywell International, Inc.	$2,847,768
30,155	Precision Castparts Corp.	3,173,814

		6,021,582

	Beverages — 1.0%
23,900	PepsiCo, Inc.	1,424,918

	Biotechnology — 1.6%
45,100	Gilead Sciences, Inc.[1]	2,176,977

	Capital Markets — 5.9%
21,425	Franklin Resources, Inc.	2,121,718
22,440	Goldman Sachs Group, Inc.	3,337,277
53,560	Northern Trust Corp.	2,705,851

		8,164,846

	Chemicals — 0.5%
15,000	Airgas, Inc.	633,900

	Communications Equipment — 2.8%
174,000	Cisco Systems, Inc.[1]	3,909,780

	Computers & Peripherals — 5.4%
19,720	Apple, Inc.[1]	3,788,606
78,510	Hewlett-Packard Co.	3,695,466

		7,484,072

	Consumer Finance — 2.1%
77,870	American Express Co.	2,932,584

	Containers & Packaging — 0.5%
19,930	AptarGroup, Inc.	707,116

	Diversified Consumer Services — 2.4%
33,645	ITT Educational Services, Inc.[1]	3,259,191

	Diversified Financial Services — 3.5%
15,450	IntercontinentalExchange, Inc.[1]	1,475,166
85,000	JPMorgan Chase & Co.	3,309,900

		4,785,066

	Electrical Equipment — 3.6%
58,670	Cooper Industries PLC	2,516,943
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Electrical Equipment — (Continued)
60,500	Emerson Electric Co.	$2,513,170

		5,030,113

	Electronic Equipment, Instruments & Components — 3.2%
63,350	Amphenol Corp. — Class A	2,523,864
65,950	Flir Systems, Inc.[1]	1,950,801

		4,474,665

	Energy Equipment & Services — 4.5%
77,545	Baker Hughes, Inc.	3,511,238
173,100	Patterson-UTI Energy, Inc.	2,658,816

		6,170,054

	Food & Staples Retailing — 1.5%
74,210	SYSCO Corp.	2,077,138

	Food Products — 5.7%
39,420	Campbell Soup Co.	1,305,196
77,900	HJ Heinz Co.	3,398,777
58,700	Kellogg Co.	3,194,454

		7,898,427

	Health Care Equipment & Supplies — 4.1%
39,200	Baxter International, Inc.	2,257,528
69,100	Varian Medical Systems, Inc.[1]	3,475,039

		5,732,567

	Health Care Providers & Services — 1.8%
34,300	Laboratory Corp. of America Holdings[1]	2,438,730

	Household Products — 3.2%
23,400	Colgate-Palmolive Co.	1,872,702
47,200	Energizer Holdings, Inc.[1]	2,619,600

		4,492,302

	Industrial Conglomerates — 2.3%
134,240	McDermott International, Inc.[1]	3,170,749

	Insurance — 1.8%
49,500	ACE, Ltd.[1]	2,438,865

	IT Services — 3.2%
72,000	Accenture PLC — Class A	2,951,280
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	IT Services — (Continued)
50,600	Paychex, Inc.	$1,466,894

		4,418,174

	Life Sciences Tools & Services — 2.3%
56,800	Waters Corp.[1]	3,236,464

	Media — 3.6%
85,050	McGraw-Hill Cos. (The), Inc.	3,015,022
54,500	Omnicom Group, Inc.	1,923,850

		4,938,872

	Metals & Mining — 2.7%
18,750	BHP Billiton Ltd. ADR	1,300,687
60,125	Nucor Corp.	2,453,100

		3,753,787

	Multi-line Retail — 1.3%
53,790	Nordstrom, Inc.	1,857,907

	Oil, Gas & Consumable Fuels — 6.6%
16,465	Apache Corp.	1,626,248
38,700	Chevron Corp.	2,791,044
39,140	Exxon Mobil Corp.	2,521,790
116,905	Valero Energy Corp.	2,153,390

		9,092,472

	Pharmaceuticals — 5.8%
74,920	Abbott Laboratories	3,966,265
64,400	Johnson & Johnson	4,048,184

		8,014,449

	Road & Rail — 1.3%
51,300	Landstar System, Inc.	1,861,677

	Semiconductors & Semiconductor Equipment — 1.0%
40,360	Lam Research Corp.[1]	1,332,284

	Software — 6.0%
174,705	Microsoft Corp.	4,923,187
149,760	Oracle Corp.	3,453,465

		8,376,652

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 2.7%
106,200	Coach, Inc.		$3,704,256

	Trading Companies & Distributors — 1.7%
23,960	WW Grainger, Inc.		2,378,749

	TOTAL COMMON STOCKS (Cost $124,302,764)		138,389,385

REPURCHASE AGREEMENT* — 0.3%

467,336	With State Street Bank and Trust Co., dated 01/29/10, 0.01%, principal and interest in the amount of $467,337, due 02/01/10, (collateralized by a FNR security with a par value of $459,692, coupon rate of 4.000% due 11/25/39, market value of $477,897		467,336

	TOTAL REPURCHASE AGREEMENT (Cost $467,336)		467,336

TOTAL INVESTMENTS (Cost $124,770,100)[2]		100.2%	$138,856,721

LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)	(257,887)

NET ASSETS		100.0%	$138,598,834

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Aggregate cost for federal tax purposes was $125,424,896.

Abbreviations:

ADR	— American Depositary Receipt

FNR	— Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 98.5%

	Aerospace & Defense — 3.0%
89,973	BE Aerospace, Inc.[1]	$2,018,094
34,421	Teledyne Technologies, Inc.[1]	1,282,527

		3,300,621

	Airlines — 1.0%
186,523	Hawaiian Holdings, Inc.[1]	1,107,947

	Apparel Retailers — 3.0%
46,018	Citi Trends, Inc.[1,2]	1,432,540
29,257	Lululemon Athletica, Inc.[1]	826,218
305,596	Wet Seal, Inc. (The) — Class A1,2	1,023,747

		3,282,505

	Banking — 8.6%
68,719	Bancorpsouth, Inc.	1,572,291
34,544	Bank of Hawaii Corp.	1,571,061
30,843	City Holding Co.	969,395
99,316	Flushing Financial Corp.	1,216,621
62,550	Glacier Bancorp, Inc.	896,967
15,134	IBERIABANK Corp.	808,761
41,070	Renasant Corp.	589,355
22,954	SVB Financial Group[1,2]	995,974
89,076	Wilshire Bancorp, Inc.	820,390

		9,440,815

	Basic Industry — 1.2%
26,465	Silgan Holdings, Inc.	1,372,210

	Beverages, Food & Tobacco — 1.4%
46,670	American Italian Pasta Co. — Class A1,2	1,598,914

	Chemicals — 4.0%
60,964	A Schulman, Inc.	1,372,909
12,318	Compass Minerals International, Inc.	776,527
25,652	Koppers Holdings, Inc.	716,204
57,986	LSB Industries, Inc.[1,2]	762,516
9,025	NewMarket Corp.	814,235

		4,442,391

	Commercial Services — 2.4%
13,255	Capella Education Co.[1,2]	972,652
80,809	Hill International, Inc.[1]	476,773
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Commercial Services — (Continued)
31,707	Michael Baker Corp.[1]	$1,236,890

		2,686,315

	Communications — 3.5%
45,458	Comtech Telecommunications Corp.[1,2]	1,607,395
158,041	Harmonic, Inc.[1]	959,309
77,535	Syniverse Holdings, Inc.[1]	1,303,363

		3,870,067

	Computer Software & Processing — 6.0%
79,281	Cybersource Corp.[1]	1,433,401
47,036	NCI, Inc. — Class A1	1,401,673
59,374	Net 1 UEPS Technologies, Inc.[1]	1,061,607
138,070	SonicWALL, Inc.[1]	1,052,093
69,953	Sykes Enterprises, Inc.[1,2]	1,677,473

		6,626,247

	Containers & Packaging — 0.7%
44,742	Bway Holding Co.[1]	763,299

	Electrical Equipment — 1.8%
51,940	EnerSys[1]	1,012,311
76,616	GrafTech International, Ltd.[1]	962,297

		1,974,608

	Electronics — 5.5%
139,084	Fairchild Semiconductor International, Inc.[1]	1,248,975
155,327	GT Solar International, Inc.[1,2]	893,130
65,758	Oplink Communications, Inc.[1]	976,506
147,767	Pericom Semiconductor Corp.[1]	1,300,350
67,003	Skyworks Solutions, Inc.[1]	850,268
136,843	TriQuint Semiconductor, Inc.[1]	821,058

		6,090,287

	Entertainment & Leisure — 2.6%
27,142	DreamWorks Animation SKG, Inc. — Class A1	1,056,909
47,746	WMS Industries, Inc.[1]	1,770,422

		2,827,331

	Financial Services — 1.8%
93,673	DiamondRock Hospitality Co. REIT[1]	762,498
41,837	Evercore Partners, Inc. — Class A	1,249,671

		2,012,169

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Forest Products & Paper — 0.9%
22,260	Rock-Tenn Co. — Class A	$950,279

	Health Care — 1.7%
88,953	CryoLife, Inc.[1]	559,515
24,181	Emergency Medical Services[1]	1,269,744

		1,829,259

	Health Care Providers — 8.7%
34,683	Amedisys, Inc.[1,2]	1,905,831
46,213	Genoptix, Inc.[1,2]	1,504,695
22,334	Magellan Health Services, Inc.[1]	881,747
25,292	Mednax, Inc.[1]	1,438,103
31,954	MWI Veterinary Supply, Inc.[1]	1,205,944
74,522	Psychiatric Solutions, Inc.[1]	1,643,210
34,051	RehabCare Group, Inc.[1]	989,522

		9,569,052

	Heavy Machinery — 3.2%
59,220	Harbin Electric, Inc.[1,2]	1,005,556
11,335	SPX Corp.	617,077
73,654	Woodward Governor Co.	1,873,021

		3,495,654

	Home Construction, Furnishings & Appliances — 0.9%
23,006	Tupperware Brands Corp.	976,835

	Industrial — 3.2%
40,590	Crane Co.	1,238,807
22,102	Gardner Denver, Inc.	880,764
31,583	Middleby Corp. (The)[1]	1,423,130

		3,542,701

	Insurance — 4.0%
81,651	Amtrust Financial Services, Inc.	977,363
107,331	Meadowbrook Insurance Group, Inc.	724,484
43,181	Platinum Underwriters Holdings, Ltd.	1,565,743
21,837	ProAssurance Corp.[1]	1,108,446

		4,376,036

	Medical Supplies — 1.9%
43,967	Hanger Orthopedic Group, Inc.[1]	714,903
39,109	ICU Medical, Inc.[1]	1,360,211

		2,075,114

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Oil & Gas — 5.1%
36,058	Arena Resources, Inc.[1,2]	$1,382,464
51,940	Berry Petroleum Co. — Class A	1,406,535
112,888	Mariner Energy, Inc.[1,2]	1,631,232
50,584	Vectren Corp.	1,177,595

		5,597,826

	Pharmaceuticals — 1.2%
63,661	Cubist Pharmaceuticals, Inc.[1]	1,304,414

	Real Estate Investment Trusts — 4.8%
81,797	BioMed Realty Trust, Inc.	1,191,782
138,055	Brandywine Realty Trust	1,550,358
64,597	DuPont Fabros Technology, Inc.	1,073,602
31,398	Entertainment Properties Trust	1,096,104
126,211	Glimcher Realty Trust	406,400

		5,318,246

	Restaurants — 2.5%
79,699	Jack In The Box, Inc.[1,2]	1,554,927
64,648	Red Robin Gourmet Burgers, Inc.[1,2]	1,191,463

		2,746,390

	Retailers — 1.6%
37,752	Fossil, Inc.[1]	1,232,603
22,679	hhgregg, Inc.[1]	483,062

		1,715,665

	Technology — 2.6%
32,201	Commscope, Inc.[1,2]	876,189
31,664	Digital River, Inc.[1]	795,716
40,713	MICROS Systems, Inc.[1]	1,163,578

		2,835,483

	Telecommunications — 5.3%
22,786	Atlantic Tele-Network, Inc.	1,103,526
54,644	GeoEye, Inc.[1]	1,402,712
49,843	j2 Global Communications, Inc.[1,2]	1,023,775
75,143	MasTec, Inc.[1,2]	923,507
151,192	TeleCommunication Systems, Inc. — Class A1,2	1,324,442

		5,777,962

	Telephone Systems — 1.2%
221,579	Brightpoint, Inc.[1]	1,294,021

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — 2.3%
11,844	Deckers Outdoor Corp.[1]		$1,162,725
23,811	Phillips-Van Heusen Corp.		935,534
24,060	True Religion Apparel, Inc.[1]		464,599

			2,562,858

	Transportation — 0.9%
20,973	Gulfmark Offshore, Inc.[1]		514,887
22,207	Hornbeck Offshore Services, Inc.[1,2]		477,673

			992,560

	TOTAL COMMON STOCKS (Cost $98,461,265)		108,356,081

REPURCHASE AGREEMENT* — 1.5%

$1,626,610	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $1,626,611, due 2/1/10, (collateralized by a FNR security with a par value of $1,599,346, coupon rate of 4.000%, due 11/25/39, market value of $1,662,684)		1,626,610

	TOTAL REPURCHASE AGREEMENT (Cost $1,626,610)		1,626,610

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 23.0%

25,231,256	State Street Navigator Securities Lending Prime Portfolio		25,231,256

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $25,231,256)		25,231,256

TOTAL INVESTMENTS (Cost $125,319,131)[3]		123.0%	$135,213,947

LIABILITIES IN EXCESS OF OTHER ASSETS		(23.0)	(25,252,274)

NET ASSETS		100.0%	$109,961,673

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $126,282,055.

Abbreviations:

FNR	— Federal National Mortgage Association REMIC

REIT	— Real Estate Investment Trust
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.3%

	Aerospace & Defense — 3.2%
7,750	Boeing Co. (The)	$469,650
14,870	Raytheon Co.	779,634

		1,249,284

	Apparel Retailers — 1.0%
11,245	Coach, Inc.	392,226

	Banking — 16.0%
36,685	Capital One Financial Corp.	1,352,209
30,894	Comerica, Inc.	1,066,152
79,220	Discover Financial Services	1,083,730
61,810	KeyCorp	443,796
19,330	M&T Bank Corp.	1,425,587
15,460	Northern Trust Corp.	781,039

		6,152,513

	Beverages, Food & Tobacco — 1.9%
24,150	Archer-Daniels-Midland Co.	723,776

	Chemicals — 1.0%
13,525	Dow Chemical Co. (The)	366,392

	Commercial Services — 1.0%
10,085	Jacobs Engineering Group, Inc.[1]	381,112

	Communications — 1.8%
16,395	Harris Corp.	703,673

	Computers & Information — 1.0%
28,985	Dell, Inc.[1]	373,907

	Electric Utilities — 1.2%
18,125	Ameren Corp.	463,094

	Electronics — 3.3%
38,610	MEMC Electronic Materials, Inc.[1]	485,714
29,960	Microchip Technology, Inc.	773,268

		1,258,982

	Financial Services — 7.5%
35,730	Legg Mason, Inc.	921,119
21,250	Morgan Stanley	569,075
40,550	Nasdaq Stock Market, Inc. (The)[1,2]	729,495
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Financial Services — (Continued)
28,980	NYSE Euronext	$678,422

		2,898,111

	Health Care — 1.4%
8,710	WellPoint, Inc.[1]	555,001

	Heavy Machinery — 12.6%
17,375	Caterpillar, Inc.	907,670
27,100	National Oilwell Varco, Inc.	1,108,390
17,410	Parker Hannifin Corp.	973,393
17,740	Rockwell Automation, Inc.	855,777
17,365	Smith International, Inc.	526,507
9,640	Varian Medical Systems, Inc.[1,2]	484,796

		4,856,533

	Home Construction, Furnishings & Appliances — 1.9%
55,220	Newell Rubbermaid, Inc.	749,335

	Household Products — 2.0%
18,460	Fortune Brands, Inc.	767,382

	Insurance — 4.9%
24,160	Hartford Financial Services Group, Inc. (The)	579,598
28,951	Torchmark Corp.	1,299,900

		1,879,498

	Lodging — 1.9%
21,805	Starwood Hotels & Resorts Worldwide, Inc.	726,543

	Media — Broadcasting & Publishing — 1.3%
13,540	McGraw-Hill Cos. (The), Inc.	479,993

	Medical Supplies — 1.1%
7,720	Zimmer Holdings, Inc.[1,2]	434,790

	Metals & Mining — 5.4%
85,975	Alcoa, Inc.	1,094,462
22,230	United States Steel Corp.	987,679

		2,082,141

	Oil & Gas — 17.2%
23,170	ConocoPhillips	1,112,160
18,345	Ensco International PLC, ADR	716,005
17,365	Hess Corp.	1,003,523
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Oil & Gas — (Continued)
29,945	Marathon Oil Corp.	$892,660
49,255	Nabors Industries, Ltd.[1,2]	1,098,387
29,940	Valero Energy Corp.	551,495
59,890	Williams Cos., Inc.	1,248,108

		6,622,338

	Process Industries — 1.9%
46,375	General Electric Co.	745,710

	Retailers — 3.9%
22,215	Best Buy Co., Inc.	814,180
28,150	J.C. Penney Co., Inc. (Holding Co.)	698,964

		1,513,144

	Software — 1.0%
15,600	Autodesk, Inc.[1,2]	371,124

	Technology — 1.8%
25,120	KLA-Tencor Corp.	708,384

	Transportation — 2.1%
24,540	Carnival Corp.[1]	817,918

	TOTAL COMMON STOCKS (Cost $34,860,428)	38,272,904

EXCHANGE-TRADED FUND* — 0.6%

4,225	iShares Russell 1000 Value Index Fund	235,628

	TOTAL EXCHANGE-TRADED FUND (Cost $245,980)	235,628

REPURCHASE AGREEMENT* — 0.3%

$122,311	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $122,311 due 2/1/10 (collateralized by a FNR security with a par value of $124,500 coupon rate of 4.000% due 11/25/39, market value of $129,431)	122,311

	TOTAL REPURCHASE AGREEMENT (Cost $122,311)	122,311

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.8%

$1,847,634	State Street Navigator Securities Lending Prime Portfolio		$1,847,634

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,847,634)		1,847,634

TOTAL INVESTMENTS (Cost $37,076,353)[3]		105.0%	$40,478,477

LIABILITIES IN EXCESS OF OTHER ASSETS		(5.0)	(1,926,450)

NET ASSETS		100.0%	$38,552,027

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $37,177,677.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 97.6%

	United Kingdom — 22.5%
318,144	Aggreko PLC[1]	$4,571,532
88,605	AstraZeneca PLC	4,112,728
860,700	Aviva PLC	5,271,139
989,730	BAE Systems PLC	5,550,802
153,347	BHP Billiton PLC	4,498,476
977,043	BP Amoco PLC	9,115,851
709,556	FirstGroup PLC	4,159,456
234,831	GlaxoSmithKline PLC	4,570,296
162,567	Imperial Tobacco Group PLC	5,242,434
467,000	Marks & Spencer Group PLC	2,585,566
365,978	Petrofac, Ltd.	5,607,950
1,004,202	Prudential PLC	9,197,208
1,155,534	Rexam PLC	5,501,839
696,178	Rolls-Royce Group PLC[2]	5,304,541
219,064	Scottish & Southern Energy PLC	4,082,812
83,470	Signet Jewelers, Ltd.[2]	2,283,739
173,048	Wellstream Holdings PLC	1,369,196
1,122,550	Wm Morrison Supermarkets PLC	5,164,579

		88,190,144

	Japan — 16.1%
100,500	Astellas Pharma, Inc.	3,706,613
708	Central Japan Railway Co.	5,203,304
1,255,300	Chuo Mitsui Trust Holdings, Inc.[1]	4,444,124
118,400	Daito Trust Construction Co., Ltd.	5,615,961
469	INPEX Corp.	3,431,839
1,326	Japan Tobacco, Inc.	4,785,061
108,000	JGC Corp.	2,016,000
637	KDDI Corp.	3,357,791
429,500	Konica Minolta Holdings, Inc.	4,387,830
142,000	Mitsubishi Corp.	3,433,733
101,600	Nomura Research Institute, Ltd.[1]	2,257,578
44,100	Shimamura Co., Ltd.	3,859,093
89,900	Shin-Etsu Chemical Co., Ltd.	4,701,791
666,000	Sompo Japan Insurance, Inc.	4,340,825
54,000	Takeda Pharmaceutical Co., Ltd.	2,368,754
38,000	Toyo Suisan Kaisha, Ltd.	1,002,782
64,210	Yamada Denki Co, Ltd.[1]	4,128,624

		63,041,703

	France — 11.5%
256,173	AXA	5,274,807
59,787	BNP Paribas	4,270,997
77,218	Cap Gemini SA	3,428,770
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	France — (Continued)
58,842	Casino Guichard Perrachon[1]	$4,828,041
93,349	Compagnie de Saint-Gobain[1]	4,459,323
55,875	LaFarge SA	4,133,286
79,273	Sanofi-Aventis	5,861,788
110,533	Total SA	6,388,068
166,980	Vivendi	4,341,239
43,619	Wendel[1]	2,368,901

		45,355,220

	Germany — 10.3%
59,921	Allianz AG	6,634,791
104,606	BASF AG	5,950,994
54,953	Deutsche Bank AG	3,352,196
328,176	Deutsche Lufthansa AG	5,263,253
225,777	GEA Group AG	4,605,230
113,733	Hannover Rueckversicherung AG2	5,251,969
71,088	Metro AG	3,895,399
60,503	RWE AG	5,367,821

		40,321,653

	Switzerland — 6.1%
155,234	Novartis AG	8,307,331
48,953	Roche Holding AG	8,212,893
35,587	Zurich Financial Services AG	7,566,228

		24,086,452

	Spain — 4.5%
563,595	Banco Santander SA1	8,048,667
1,576,469	Mapfre SA1	6,216,133
147,920	Telefonica SA	3,543,501

		17,808,301

	China — 3.5%
6,005,000	Bank of China, Ltd.	2,880,182
2,224,100	China Petroleum & Chemical Corp.	1,730,263
6,568,000	Huaneng Power International, Inc.[1]	3,656,410
111,400	Netease.com, Inc., ADR[2]	3,653,920
47,200	Sina Corp[2]	1,706,752

		13,627,527

	Italy — 3.2%
248,861	ENI SPA	5,783,859
175,858	Fiat SPA	1,415,515
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Italy — (Continued)
736,830	Mediaset SPA	$5,593,135

		12,792,509

	Brazil — 3.0%
52,190	Brasil Telecom Participacoes SA, Sponsored ADR[2]	540,689
91,998	Brasil Telecom SA, ADR[2]	1,923,678
221,415	Cia Paranaense de Energia, Sponsored ADR	4,505,795
73,240	Petroleo Brasileiro SA, Sponsored ADR	2,971,347
71,400	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,899,240

		11,840,749

	Norway — 2.7%
279,573	StatoilHydro ASA	6,274,032
348,600	Telenor ASA[2]	4,530,644

		10,804,676

	Netherlands — 2.5%
466,908	Reed Elsevier N.V.	5,638,418
149,816	SBM Offshore N.V.	2,923,939
40,069	TNT N.V., ADR	1,141,566

		9,703,923

	Greece — 2.1%
202,597	OPAP SA	4,419,933
204,547	Public Power Corp.[2]	3,821,279

		8,241,212

	Australia — 1.9%
78,800	Macquarie Group, Ltd.	3,467,927
166,282	National Australia Bank, Ltd.	3,863,673

		7,331,600

	Singapore — 1.6%
4,309,000	Raffles Education Corp, Ltd.[1]	1,215,774
1,987,000	SembCorp Industries, Ltd.	4,951,310

		6,167,084

	Hong Kong — 1.3%
741,700	Hutchison Whampoa, Ltd.	5,045,077

	Austria — 1.1%
109,521	OMV AG	4,313,639

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Taiwan — 1.1%
264,418	MediaTek, Inc.		$4,266,072

	Canada — 1.0%
241,991	Talisman Energy, Inc.		4,003,573

	Sweden — 0.9%
207,300	Assa Abloy AB — Class B1		3,576,909

	Panama — 0.7%
53,400	Copa Holdings SA — Class A		2,775,732

	TOTAL COMMON STOCKS (Cost $325,013,063)		383,293,755

REPURCHASE AGREEMENT* — 2.3%

$9,001,286	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $9,001,293, due 2/1/10 (collateralized by a FNR security with a par value of $8,834,708, coupon rate of 4.000% due 11/25/39, market value of $9,184,589)		9,001,286

	TOTAL REPURCHASE AGREEMENT (Cost $9,001,286)		9,001,286

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 9.1%

35,606,903	State Street Navigator Securities Lending Prime Portfolio		35,606,903

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $35,606,903)		35,606,903

TOTAL INVESTMENTS (Cost $369,621,252)[3]		109.0%	$427,901,944

LIABILITIES IN EXCESS OF OTHER ASSETS		(9.0)	(35,335,301)

NET ASSETS		100.0%	$392,566,643

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $374,789,861.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 97.5%

	United Kingdom — 22.1%
88,777	Aggreko PLC[1]	$1,275,670
27,235	AstraZeneca PLC	1,264,152
242,086	Aviva PLC	1,482,594
270,263	BAE Systems PLC	1,515,743
44,180	BHP Billiton PLC	1,296,032
219,016	BP Amoco PLC	2,043,428
192,293	FirstGroup PLC	1,127,232
66,205	GlaxoSmithKline PLC	1,288,486
44,407	Imperial Tobacco Group PLC	1,432,030
128,570	Marks & Spencer Group PLC	711,833
104,098	Petrofac, Ltd.	1,595,113
229,868	Prudential PLC	2,105,298
334,991	Rexam PLC	1,594,991
194,470	Rolls-Royce Group PLC[2]	1,481,768
61,623	Scottish & Southern Energy PLC	1,148,501
23,621	Signet Jewelers, Ltd.[2]	646,271
3,609	Wellstream Holdings PLC	28,555
313,220	Wm Morrison Supermarkets PLC	1,441,049

		23,478,746

	Japan — 16.1%
31,300	Astellas Pharma, Inc.	1,154,398
139	Central Japan Railway Co.	1,021,553
350,200	Chuo Mitsui Trust Holdings, Inc.[1]	1,239,809
34,700	Daito Trust Construction Co., Ltd.	1,645,894
136	INPEX Corp.	995,160
376	Japan Tobacco, Inc.	1,356,850
30,000	JGC Corp.	560,000
231	KDDI Corp.	1,217,660
122,500	Konica Minolta Holdings, Inc.	1,251,476
40,600	Mitsubishi Corp.	981,758
27,300	Nomura Research Institute, Ltd.[1]	606,613
12,100	Shimamura Co., Ltd.[1]	1,058,844
24,600	Shin-Etsu Chemical Co., Ltd.	1,286,586
185,000	Sompo Japan Insurance, Inc.	1,205,785
15,100	Takeda Pharmaceutical Co., Ltd.	662,374
11,000	Toyo Suisan Kaisha, Ltd.	290,279
7,960	Yamada Denki Co, Ltd.	511,818

		17,046,857

	France — 11.4%
46,962	AXA	966,985
16,392	BNP Paribas	1,170,993
21,153	Cap Gemini SA	939,273
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	France — (Continued)
18,370	Casino Guichard Perrachon	$1,507,276
25,573	Compagnie de Saint-Gobain[1]	1,221,633
14,518	LaFarge SA	1,073,952
21,746	Sanofi-Aventis	1,607,993
30,774	Total SA	1,778,531
45,344	Vivendi	1,178,879
12,230	Wendel[1]	664,198

		12,109,713

	Germany — 9.8%
15,250	Allianz AG	1,688,566
18,227	BASF AG	1,036,927
15,387	Deutsche Bank AG	938,625
88,587	Deutsche Lufthansa AG	1,420,749
62,633	GEA Group AG	1,277,541
33,159	Hannover Rueckversicherung AG2	1,531,218
19,298	Metro AG	1,057,470
16,522	RWE AG	1,465,830

		10,416,926

	Switzerland — 6.0%
44,016	Novartis AG	2,355,511
13,372	Roche Holding AG	2,243,434
8,094	Zurich Financial Services AG	1,720,883

		6,319,828

	Spain — 4.5%
136,586	Banco Santander SA1	1,950,577
453,908	Mapfre SA1	1,789,792
41,860	Telefonica SA	1,002,778

		4,743,147

	Brazil — 3.5%
23,743	Brasil Telecom Participacoes SA, Sponsored ADR[2]	245,977
41,854	Brasil Telecom SA, ADR[2]	875,167
60,710	Cia Paranaense de Energia, Sponsored ADR	1,235,449
20,175	Petroleo Brasileiro SA, Sponsored ADR	818,500
20,700	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	550,620

		3,725,713

	Netherlands — 3.5%
127,627	Reed Elsevier N.V.	1,541,234
42,087	SBM Offshore N.V.	821,406
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Netherlands — (Continued)
46,773	TNT N.V.	$1,342,773

		3,705,413

	China — 3.3%
1,648,430	Bank of China, Ltd.	790,637
607,854	China Petroleum & Chemical Corp.	472,887
1,792,000	Huaneng Power International, Inc.[1]	997,608
30,900	Netease.com, Inc., ADR[2]	1,013,520
7,700	Sina Corp[2]	278,432

		3,553,084

	Italy — 3.3%
67,139	ENI SPA	1,560,400
49,055	Fiat SPA	394,853
201,856	Mediaset SPA	1,532,250

		3,487,503

	Norway — 2.6%
66,628	StatoilHydro ASA	1,495,231
98,487	Telenor ASA[2]	1,280,004

		2,775,235

	Greece — 2.1%
56,561	OPAP SA	1,233,956
56,036	Public Power Corp.[2]	1,046,846

		2,280,802

	Australia — 2.1%
22,233	Macquarie Group, Ltd.[1]	978,457
51,912	National Australia Bank, Ltd.	1,206,210

		2,184,667

	Singapore — 1.3%
1,209,000	Raffles Education Corp, Ltd.[1]	341,117
431,990	SembCorp Industries, Ltd.	1,076,455

		1,417,572

	Canada — 1.3%
84,112	Talisman Energy, Inc.	1,391,575

	Taiwan — 1.1%
74,136	MediaTek, Inc.	1,196,097

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Austria — 1.1%
29,907	OMV AG		$1,177,929

	Sweden — 1.0%
59,130	Assa Abloy AB — Class B1		1,020,273

	Hong Kong — 0.9%
137,030	Hutchison Whampoa, Ltd.		932,084

	Panama — 0.5%
10,500	Copa Holdings SA — Class A		545,790

	TOTAL COMMON STOCKS (Cost $91,268,204)		103,508,954

REPURCHASE AGREEMENT* — 1.9%

2,029,114	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $2,029,116, due 2/1/10 (collateralized by a FNR security with a par value of $1,991,999, coupon rate of 4.000%, due 11/25/39, market value of $2,070,888)		2,029,114

	TOTAL REPURCHASE AGREEMENT (Cost $2,029,114)		2,029,114

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 8.9%

9,449,230	State Street Navigator Securities Lending Prime Portfolio		9,449,230

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,449,230)		9,449,230

TOTAL INVESTMENTS (Cost $102,746,548)[3]		108.3%	$114,987,298

LIABILITIES IN EXCESS OF OTHER ASSETS		(8.3)	(8,794,787)

NET ASSETS		100.0%	$106,192,511

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $105,797,950.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.9%

	Aerospace & Defense — 1.6%
3,141	Esterline Technologies Corp.[1]	$118,604
13,731	Orbital Sciences Corp.[1,2]	217,087

		335,691

	Air Freight & Logistics — 0.6%
5,076	HUB Group, Inc. — Class A1	122,382

	Airlines — 1.0%
35,325	Hawaiian Holdings, Inc.[1,2]	209,831

	Auto Components — 0.5%
5,523	Cooper Tire & Rubber Co.	94,057

	Biotechnology — 2.1%
14,663	Cepheid, Inc.[1,2]	215,400
7,045	Onyx Pharmaceuticals, Inc.[1]	202,614

		418,014

	Capital Markets — 1.2%
15,631	BGC Partners, Inc. — Class A	63,618
12,020	OptionsXpress Holdings, Inc.	172,487

		236,105

	Chemicals — 2.0%
34,433	Omnova Solutions, Inc.[1,2]	194,891
27,426	PolyOne Corp.[1]	204,324

		399,215

	Commercial Banks — 3.2%
7,580	Bank of the Ozarks, Inc.	224,596
2,045	Prosperity Bancshares, Inc.	82,454
1,617	Westamerica BanCorp.	89,873
27,563	Wilshire Bancorp, Inc.	253,855

		650,778

	Commercial Services & Supplies — 3.6%
21,780	Cenveo, Inc.[1,2]	157,252
18,020	Deluxe Corp.	335,352
9,923	Sykes Enterprises, Inc.[1,2]	237,953

		730,557

	Communications Equipment — 3.5%
14,720	Arris Group, Inc.[1]	147,789
15,718	MasTec, Inc.[1,2]	193,174
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Communications Equipment — (Continued)
7,645	Oplink Communications, Inc.[1]	$113,528
11,962	Polycom, Inc.[1,2]	268,308

		722,799

	Computers & Peripherals — 0.3%
9,525	Novatel Wireless, Inc.[1,2]	71,247

	Construction & Engineering — 1.5%
8,392	EMCOR Group, Inc.[1]	201,911
2,461	Michael Baker Corp.[1]	96,004

		297,915

	Consumer Finance — 1.0%
12,226	Nelnet, Inc. — Class A	204,052

	Containers & Packaging — 1.9%
6,012	Rock-Tenn Co. — Class A	256,652
2,415	Silgan Holdings, Inc.	125,218

		381,870

	Diversified Consumer Services — 0.9%
12,561	Corinthian Colleges, Inc.[1,2]	175,854

	Diversified Telecommunication Services — 0.6%
7,256	Cogent Communications Group, Inc.[1]	79,235
5,572	Premiere Global Services, Inc.[1,2]	45,022

		124,257

	Electric Utilities — 0.9%
9,983	El Paso Electric Co.[1]	192,173

	Electrical Equipment — 4.0%
8,823	AZZ, Inc.	265,396
13,941	GrafTech International, Ltd.[1,2]	175,099
6,289	Powell Industries, Inc.[1]	183,702
7,205	Woodward Governor Co.	183,223

		807,420

	Electronic Equipment, Instruments & Components — 1.4%
31,737	Brightpoint, Inc.[1,2]	185,344
3,105	Plexus Corp.[1,2]	105,601

		290,945

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.2%
4,452	CARBO Ceramics, Inc.	$293,476
6,200	Dril-Quip, Inc.[1]	325,438
5,660	Oil States International, Inc.[1,2]	208,514
21,456	Tetra Technologies, Inc.[1,2]	224,430

		1,051,858

	Food & Staples Retailing — 1.0%
6,952	Casey’s General Stores, Inc.	213,287

	Food Products — 2.1%
3,823	Lancaster Colony Corp.	208,545
4,874	Sanderson Farms, Inc.	227,859

		436,404

	Health Care Equipment & Supplies — 8.4%
19,497	ABIOMED, Inc.[1,2]	154,416
11,653	Align Technology, Inc.[1,2]	218,494
5,482	Analogic Corp.	219,280
9,601	Cyberonics, Inc.[1,2]	179,923
12,205	Immucor, Inc.[1,2]	226,403
17,260	Quidel Corp.[1,2]	229,213
8,509	STERIS Corp.	221,914
9,518	Zoll Medical Corp.[1,2]	264,981

		1,714,624

	Health Care Providers & Services — 4.9%
13,183	BioScrip, Inc.[1,2]	95,840
8,442	Catalyst Health Solutions, Inc.[1]	332,024
8,758	Centene Corp.[1,2]	168,591
13,252	Hanger Orthopedic Group, Inc.[1,2]	215,478
9,034	PSS World Medical, Inc.[1,2]	185,378

		997,311

	Health Care Technology — 0.9%
10,965	Eclipsys Corp.[1]	182,896

	Hotels, Restaurants & Leisure — 5.6%
2,637	Bally Technologies, Inc.[1,2]	104,610
6,963	CEC Entertainment, Inc.[1]	231,102
8,118	Cheesecake Factory, Inc. (The)[1,2]	171,615
4,849	Cracker Barrel Old Country Store, Inc.	179,219
5,223	DineEquity, Inc.[1,2]	118,771
14,170	Isle of Capri Casinos, Inc.[1,2]	114,068
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — (Continued)
5,589	PF Chang’s China Bistro, Inc.[1]	$215,735

		1,135,120

	Household Durables — 0.9%
7,133	Tempur-Pedic International, Inc.[1,2]	177,540

	Insurance — 3.2%
3,626	Argo Group International Holdings, Ltd.[1]	96,959
13,945	eHealth, Inc.[1,2]	253,799
7,831	FBL Financial Group, Inc. — Class A	140,488
11,648	First Mercury Financial Corp.	152,706

		643,952

	Internet Software & Services — 2.5%
12,814	j2 Global Communications, Inc.[1,2]	263,200
26,338	Valueclick, Inc.[1]	243,626

		506,826

	IT Services — 4.9%
6,859	CSG Systems International, Inc.[1]	133,133
9,564	Euronet Worldwide, Inc.[1,2]	195,297
9,506	Global Cash Access Holdings, Inc.[1,2]	76,999
13,834	TeleTech Holdings, Inc.[1]	263,399
18,648	VeriFone Holdings, Inc.[1,2]	331,748

		1,000,576

	Leisure Equipment & Products — 0.9%
4,244	Polaris Industries, Inc.	187,627

	Machinery — 1.5%
6,382	Actuant Corp. — Class A	107,026
39,255	Force Protection, Inc.[1,2]	199,808

		306,834

	Oil, Gas & Consumable Fuels — 1.0%
8,668	World Fuel Services Corp.	208,292

	Personal Products — 1.3%
9,708	Medifast, Inc.[1,2]	161,638
4,102	Nu Skin Enterprises, Inc. — Class A	95,331

		256,969

	Pharmaceuticals — 3.0%
23,879	Impax Laboratories, Inc.[1,2]	317,591
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
10,104	Salix Pharmaceuticals, Ltd.[1,2]	$295,643

		613,234

	Real Estate Investment Trusts — 3.9%
2,337	EastGroup Properties, Inc.	89,414
5,000	Healthcare Realty Trust, Inc.	104,850
1,898	Home Properties, Inc.	84,138
6,075	LTC Properties, Inc.	154,184
3,201	Mid-America Apartment Communities, Inc.	150,191
6,680	Potlatch Corp.	205,076

		787,853

	Semiconductors & Semiconductor Equipment — 3.7%
9,414	FEI Co.[1,2]	195,811
43,192	MIPS Technologies, Inc.[1,2]	166,721
14,554	Skyworks Solutions, Inc.[1]	184,690
11,967	Tessera Technologies, Inc.[1]	205,474

		752,696

	Software — 3.7%
8,868	Jack Henry & Associates, Inc.	194,741
10,388	JDA Software Group, Inc.[1]	272,270
3,028	MicroStrategy, Inc. — Class A1	283,784

		750,795

	Specialty Retail — 6.6%
5,280	Buckle, Inc. (The)	160,195
6,971	Childrens Place[1]	221,678
7,868	Collective Brands, Inc.[1]	154,842
9,609	Dress Barn, Inc.[1]	226,196
5,033	Gymboree Corp. (The)[1,2]	196,337
4,933	Jo-Ann Stores, Inc.[1,2]	172,754
5,299	Jos. A. Bank Clothiers, Inc.[1,2]	222,081

		1,354,083

	Textiles, Apparel & Luxury Goods — 2.9%
2,204	Deckers Outdoor Corp.[1,2]	216,367
5,685	Oxford Industries, Inc.	101,420
7,074	Warnaco Group (The), Inc.[1]	273,905

		591,692

	TOTAL COMMON STOCKS (Cost $17,719,584)	20,335,631

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Face
Amount			Value
REPURCHASE AGREEMENT* — 0.3%

$55,082	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $55,082, due 2/1/10, (collateralized by a FNR security with a par value of $57,462, coupon rate of 4.000%, due 11/25/39, market value of $59,737)		$55,082

	TOTAL REPURCHASE AGREEMENT (Cost $55,082)		55,082

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.6%

5,212,908	State Street Navigator Securities Lending Prime Portfolio		5,212,908

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,212,908)		5,212,908

TOTAL INVESTMENTS (Cost $22,987,574)[3]		125.8%	$25,603,621

LIABILITIES IN EXCESS OF OTHER ASSETS		(25.8)	(5,249,221)

NET ASSETS		100.0%	$20,354,400

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $23,021,160.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 100.0%

	Aerospace & Defense — 3.8%
13,602	General Dynamics Corp.	$909,294
18,132	ITT Corp.	875,957
9,956	Lockheed Martin Corp.	741,921
17,841	Raytheon Co.	935,403

		3,462,575

	Air Freight & Logistics — 1.0%
16,056	CH Robinson Worldwide, Inc.	909,251

	Biotechnology — 2.2%
15,993	Amgen, Inc.[1]	935,271
19,004	Biogen Idec, Inc.[1]	1,021,275

		1,956,546

	Capital Markets — 2.9%
34,760	Federated Investors, Inc. — Class B	882,209
5,949	Goldman Sachs Group, Inc.	884,735
31,698	Morgan Stanley	848,873

		2,615,817

	Chemicals — 4.6%
20,887	Airgas, Inc.	882,685
15,837	Eastman Chemical Co.	895,266
13,934	Lubrizol Corp. (The)	1,026,796
47,057	RPM International, Inc.	879,966
18,000	Valspar Corp. (The)	476,640

		4,161,353

	Commercial Services & Supplies — 0.9%
40,566	Pitney Bowes, Inc.	848,641

	Communications Equipment — 1.4%
39,748	Cisco Systems, Inc.[1]	893,138
10,728	Qualcomm, Inc.	420,430

		1,313,568

	Computers & Peripherals — 5.6%
2,298	Apple, Inc.[1]	441,492
72,157	Dell, Inc.[1]	930,825
66,098	EMC Corp.[1]	1,101,854
25,772	Hewlett-Packard Co.	1,213,088
35,779	Western Digital Corp.[1]	1,359,244

		5,046,503

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Construction & Engineering — 3.0%
18,716	Fluor Corp.	$848,583
46,235	KBR, Inc.	865,982
22,628	URS Corp.[1]	1,015,545

		2,730,110

	Consumer Finance — 1.3%
31,915	American Express Co.	1,201,919

	Containers & Packaging — 1.1%
18,759	Ball Corp.	952,770

	Diversified Consumer Services — 2.1%
15,489	Apollo Group, Inc. — Class A1	938,479
10,160	ITT Educational Services, Inc.[1]	984,199

		1,922,678

	Diversified Financial Services — 1.2%
40,315	Moody’s Corp.	1,112,291

	Diversified Telecommunication Services — 0.6%
23,004	AT&T, Inc.	583,381

	Electric Utilities — 2.3%
36,509	DPL, Inc.	979,902
7,705	Exelon Corp.	351,502
26,856	PPL Corp.	791,983

		2,123,387

	Electrical Equipment — 1.1%
22,906	Hubbell, Inc. — Class B	986,332

	Energy Equipment & Services — 5.7%
31,704	Cameron International Corp.[1]	1,193,973
13,037	Ensco International PLC, ADR	508,834
15,400	Halliburton Co.	449,834
27,937	National Oilwell Varco, Inc.	1,142,623
39,575	Rowan Cos., Inc.[1]	850,071
16,501	Schlumberger, Ltd.	1,047,153

		5,192,488

	Food & Staples Retailing — 2.6%
22,670	BJ’s Wholesale Club, Inc.[1,2]	766,019
12,677	Wal-Mart Stores, Inc.	677,332
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Food & Staples Retailing — (Continued)
24,580	Walgreen Co.	$886,109

		2,329,460

	Food Products — 3.3%
42,580	ConAgra Foods, Inc.	968,269
14,604	General Mills, Inc.	1,041,412
25,443	Hormel Foods Corp.	984,644

		2,994,325

	Gas Utilities — 1.6%
27,986	AGL Resources, Inc.	987,626
10,702	Energen Corp.	470,353

		1,457,979

	Health Care Providers & Services — 6.5%
25,389	Aetna, Inc.	760,908
24,076	AmerisourceBergen Corp.	656,312
42,710	Coventry Health Care, Inc.[1]	977,205
6,955	Laboratory Corp. of America Holdings[1,2]	494,500
30,863	Lincare Holdings, Inc.[1,2]	1,136,376
16,533	McKesson Corp.	972,471
15,355	Quest Diagnostics, Inc.	854,813

		5,852,585

	Household Durables — 0.7%
18,230	Garmin, Ltd.	589,011

	Household Products — 1.8%
14,109	Church & Dwight, Inc.	850,632
13,287	Kimberly-Clark Corp.	789,115

		1,639,747

	Insurance — 4.2%
22,032	Aflac, Inc.	1,067,010
42,405	Lincoln National Corp.	1,042,315
42,141	Principal Financial Group, Inc.	971,350
42,877	Progressive Corp. (The)	710,900

		3,791,575

	Internet Software & Services — 1.6%
61,208	eBay, Inc.[1]	1,409,008

	IT Services — 2.2%
25,585	Accenture PLC — Class A	1,048,729
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	IT Services — (Continued)
33,653	Amdocs, Ltd.[1]	$962,139

		2,010,868

	Life Sciences Tools & Services — 0.7%
11,265	Waters Corp.[1]	641,880

	Machinery — 1.0%
39,264	Timken Co. (The)	879,906

	Media — 2.9%
33,991	Comcast Corp. — Class A	538,077
58,484	Gannett Co., Inc.	944,517
16,820	McGraw-Hill Cos. (The), Inc.	596,269
40,000	News Corp. — Class A	504,400

		2,583,263

	Multi-Utilities — 0.6%
37,363	NiSource, Inc.	532,423

	Oil, Gas & Consumable Fuels — 4.4%
15,525	Chevron Corp.	1,119,663
14,283	Consol Energy, Inc.	665,731
30,637	Marathon Oil Corp.	913,289
30,163	Peabody Energy Corp.	1,270,465

		3,969,148

	Personal Products — 1.2%
28,896	Herbalife, Ltd.	1,122,610

	Pharmaceuticals — 4.5%
52,261	Endo Pharmaceuticals Holdings, Inc.[1]	1,050,969
33,806	Forest Laboratories, Inc.[1]	1,002,010
56,611	Mylan, Inc.[1,2]	1,032,018
52,473	Pfizer, Inc.	979,146

		4,064,143

	Real Estate Investment Trusts — 1.3%
31,772	Plum Creek Timber Co., Inc.	1,149,193

	Road & Rail — 0.9%
22,723	Ryder System, Inc.	827,117

	Semiconductors & Semiconductor Equipment — 1.8%
20,513	Analog Devices, Inc.	553,030
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — (Continued)
46,954	Texas Instruments, Inc.	$1,056,465

		1,609,495

	Software — 3.6%
36,642	Microsoft Corp.	1,032,572
21,858	Oracle Corp.	504,045
20,119	Sybase, Inc.[1,2]	818,240
54,203	Symantec Corp.[1]	918,741

		3,273,598

	Specialty Retail — 5.4%
1,081	Aeropostale, Inc.[1]	35,554
6,285	Autozone, Inc.[1]	974,363
40,001	Gap, Inc. (The)	763,219
36,571	PetSmart, Inc.	941,703
13,187	Ross Stores, Inc.	605,679
40,145	Staples, Inc.	941,802
17,169	TJX Cos., Inc. (The)	652,594

		4,914,914

	Thrifts & Mortgage Finance — 2.0%
72,741	Hudson City Bancorp, Inc.	965,273
57,391	New York Community Bancorp, Inc.	862,587

		1,827,860

	Tobacco — 2.4%
52,338	Altria Group, Inc.	1,039,433
20,596	Reynolds American, Inc.	1,095,707

		2,135,140

	Trading Companies & Distributors — 0.6%
5,515	WW Grainger, Inc.	547,529

	Wireless Telecommunication Services — 1.4%
29,464	American Tower Corp. — Class A1	1,250,747

	TOTAL COMMON STOCKS (Cost $81,346,363)	90,523,134

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Face
Amount			Value
REPURCHASE AGREEMENT* — 0.1%

$84,851	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $84,851, due 2/1/10 (collateralized by a FNR security with a par value of $86,192, coupon rate of 4.000%, due 11/25/39, market value of $89,606)		$84,851

	TOTAL REPURCHASE AGREEMENT (Cost $84,851)		84,851

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.9%

3,555,272	State Street Navigator Securities Lending Prime Portfolio		3,555,272

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,555,272)		3,555,272

TOTAL INVESTMENTS (Cost $84,986,486)[3]		104.0%	$94,163,257

LIABILITIES IN EXCESS OF OTHER ASSETS		(4.0)	(3,599,245)

NET ASSETS		100.0%	$90,564,012

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $84,986,486.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.8%

	Aerospace & Defense — 6.1%
11,883	Goodrich Corp.	$735,677
9,772	Honeywell International, Inc.	377,590
12,759	Lockheed Martin Corp.	950,801
17,410	Raytheon Co.	912,806

		2,976,874

	Air Freight & Logistics — 2.0%
17,084	CH Robinson Worldwide, Inc.	967,467

	Biotechnology — 6.2%
16,911	Amgen, Inc.[1]	988,955
20,591	Biogen Idec, Inc.[1]	1,106,561
19,719	Gilead Sciences, Inc.[1]	951,836

		3,047,352

	Capital Markets — 0.7%
13,196	Federated Investors, Inc. — Class B	334,914

	Chemicals — 3.2%
6,305	CF Industries Holdings, Inc.	585,482
13,353	Lubrizol Corp. (The)	983,983

		1,569,465

	Commercial Services & Supplies — 1.0%
17,693	Republic Services, Inc.	473,995

	Communications Equipment — 5.9%
41,478	Cisco Systems, Inc.[1]	932,011
16,171	F5 Networks, Inc.[1]	799,333
35,505	Juniper Networks, Inc.[1]	881,589
6,954	Qualcomm, Inc.	272,527

		2,885,460

	Computers & Peripherals — 5.2%
26,472	Hewlett-Packard Co.	1,246,037
34,024	Western Digital Corp.[1]	1,292,572

		2,538,609

	Construction & Engineering — 1.0%
10,600	Fluor Corp.	480,604

	Consumer Finance — 1.0%
12,403	American Express Co.	467,097

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.8%
39,197	Pactiv Corp.[1]	$883,892

	Diversified Consumer Services — 3.7%
18,086	Apollo Group, Inc. — Class A1	1,095,831
8,531	DeVry, Inc.	520,903
2,160	ITT Educational Services, Inc.[1]	209,239

		1,825,973

	Electric Utilities — 0.9%
14,230	PPL Corp.	419,643

	Electronic Equipment, Instruments & Components — 1.5%
50,366	Jabil Circuit, Inc.	729,300

	Energy Equipment & Services — 2.5%
7,152	Pride International, Inc.[1]	211,699
15,938	Schlumberger, Ltd.	1,011,426

		1,223,125

	Food & Staples Retailing — 4.9%
34,056	SYSCO Corp.	953,227
18,222	Wal-Mart Stores, Inc.	973,602
13,687	Walgreen Co.	493,416

		2,420,245

	Food Products — 2.1%
14,696	General Mills, Inc.	1,047,972

	Health Care Equipment & Supplies — 2.4%
28,825	Kinetic Concepts, Inc.[1]	1,190,184

	Health Care Providers & Services — 5.3%
26,221	Humana, Inc.[1]	1,274,865
5,857	Laboratory Corp. of America Holdings[1]	416,433
15,698	McKesson Corp.	923,356

		2,614,654

	Hotels, Restaurants & Leisure — 0.7%
9,436	Darden Restaurants, Inc.	348,755

	Household Durables — 1.1%
16,322	Garmin, Ltd.	527,364

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Household Products — 2.8%
14,310	Church & Dwight, Inc.	$862,750
8,598	Procter & Gamble Co. (The)	529,207

		1,391,957

	Insurance — 2.1%
10,591	Aflac, Inc.	512,922
21,660	Principal Financial Group, Inc.	499,263

		1,012,185

	Internet Software & Services — 5.7%
20,396	Akamai Technologies, Inc.[1]	503,781
57,775	eBay, Inc.[1]	1,329,981
65,415	Yahoo!, Inc.[1]	981,879

		2,815,641

	IT Services — 1.6%
18,318	Cognizant Technology Solutions Corp. — Class A1	799,764

	Life Sciences Tools & Services — 2.0%
16,750	Waters Corp.[1]	954,415

	Machinery — 1.2%
6,643	Flowserve Corp.	598,999

	Multi-line Retail — 1.8%
17,712	Dollar Tree, Inc.[1]	877,098

	Oil, Gas & Consumable Fuels — 1.5%
17,293	Peabody Energy Corp.	728,381

	Personal Products — 2.8%
35,675	Herbalife, Ltd.	1,385,974

	Pharmaceuticals — 1.9%
50,982	Mylan, Inc.[1]	929,402

	Semiconductors & Semiconductor Equipment — 3.0%
39,715	Broadcom Corp. — Class A1	1,061,185
18,901	Texas Instruments, Inc.	425,272

		1,486,457

	Software — 6.6%
19,896	McAfee, Inc.[1]	750,079
7,576	Microsoft Corp.	213,492
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Software — (Continued)
38,811	Oracle Corp.		$894,982
39,530	Red Hat, Inc.[1]		1,076,007
7,420	Sybase, Inc.[1]		301,771

			3,236,331

	Specialty Retail — 4.9%
5,394	Aeropostale, Inc.[1]		177,409
2,543	Autozone, Inc.[1]		394,241
10,689	Chico’s FAS, Inc.[1]		136,498
38,089	PetSmart, Inc.		980,792
13,756	Staples, Inc.		322,716
10,232	TJX Cos., Inc. (The)		388,918

			2,400,574

	Textiles, Apparel & Luxury Goods — 0.6%
8,263	Coach, Inc.		288,213

	Tobacco — 2.1%
51,682	Altria Group, Inc.		1,026,404

	TOTAL COMMON STOCKS (Cost $42,460,478)		48,904,739

REPURCHASE AGREEMENT* — 0.3%

$130,053	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $130,053, due 2/1/10, (collateralized by a FNR security with a par value of $129,288, coupon rate of 4.000%, due 11/25/39, market value of $134,409)		130,053

	TOTAL REPURCHASE AGREEMENT (Cost $130,053)		130,053

TOTAL INVESTMENTS (Cost $42,590,531)[2]		100.1%	$49,034,792

LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)	(33,469)

NET ASSETS		100.0%	$49,001,323

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Aggregate cost for federal tax purposes was $42,590,531.

Abbreviations:

FNR	— Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 90.8%

	Aerospace & Defense — 4.6%
2,260	General Dynamics Corp.	$151,081
2,060	L-3 Communications Holdings, Inc.[1]	171,680
2,115	Lockheed Martin Corp.[1]	157,610
3,260	Northrop Grumman Corp.	184,516
1,820	Raytheon Co.	95,423

		760,310

	Air Freight & Logistics — 1.4%
3,940	CH Robinson Worldwide, Inc.[1]	223,122

	Beverages — 1.2%
9,660	Coca-Cola Enterprises, Inc.	195,035

	Biotechnology — 1.2%
8,760	Martek Biosciences Corp.[1,2]	188,690

	Building Products — 0.3%
1,320	Universal Forest Products, Inc.[1]	44,801

	Capital Markets — 2.6%
8,960	Federated Investors, Inc. — Class B1	227,405
12,880	Knight Capital Group, Inc. — Class A2	201,443

		428,848

	Chemicals — 1.2%
2,065	CF Industries Holdings, Inc.	191,756

	Commercial Banks — 1.2%
8,880	Oriental Financial Group[1]	101,054
4,260	Trustmark Corp.[1]	97,128

		198,182

	Commercial Services & Supplies — 3.1%
6,500	ATC Technology Corp.[1,2]	142,155
7,920	R.R. Donnelley & Sons Co.[1]	156,974
8,964	Sykes Enterprises, Inc.[1,2]	214,957

		514,086

	Communications Equipment — 0.6%
4,000	Plantronics, Inc.[1]	105,680

	Computers & Peripherals — 3.7%
1,565	Apple, Inc.[2]	300,668
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Computers & Peripherals — (Continued)
600	International Business Machines Corp.	$73,434
6,300	Western Digital Corp.[2]	239,337

		613,439

	Construction & Engineering — 2.2%
6,160	EMCOR Group, Inc.[1,2]	148,210
3,372	Fluor Corp.	152,886
3,340	KBR, Inc.[1]	62,558

		363,654

	Consumer Finance — 2.9%
4,900	Cash America International, Inc.[1]	184,191
5,080	Ezcorp, Inc. — Class A1,2	92,253
4,820	World Acceptance Corp.[1,2]	194,680

		471,124

	Containers & Packaging — 0.5%
3,700	Pactiv Corp.[2]	83,435

	Diversified Consumer Services — 2.2%
3,020	Apollo Group, Inc. — Class A1,2	182,982
12,300	Corinthian Colleges, Inc.[1,2]	172,200

		355,182

	Diversified Telecommunication Services — 1.1%
6,260	Verizon Communications, Inc.	184,169

	Electric Utilities — 0.9%
3,520	FirstEnergy Corp.[1]	153,542

	Electrical Equipment — 1.2%
1,160	A. O. Smith Corp.[1]	49,393
5,240	EnerSys[1,2]	102,127
1,820	Woodward Governor Co.[1]	46,283

		197,803

	Energy Equipment & Services — 2.9%
3,420	Diamond Offshore Drilling, Inc.[1]	313,033
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Energy Equipment & Services — (Continued)
3,060	Oceaneering International, Inc.[1,2]	$167,382

		480,415

	Food & Staples Retailing — 2.5%
6,800	BJ’s Wholesale Club, Inc.[1,2]	229,772
5,820	Casey’s General Stores, Inc.[1]	178,558

		408,330

	Food Products — 1.8%
9,060	Darling International, Inc.[1,2]	70,577
1,760	Lancaster Colony Corp.[1]	96,008
2,120	Ralcorp Holdings, Inc.[2]	131,016

		297,601

	Gas Utilities — 0.8%
3,262	Nicor, Inc.[1]	132,176

	Health Care Providers & Services — 3.0%
5,720	Aetna, Inc.	171,428
5,420	McKesson Corp.	318,805

		490,233

	Hotels, Restaurants & Leisure — 1.4%
7,160	Papa John’s International, Inc.[2]	168,976
2,500	Wyndham Worldwide Corp.	52,475

		221,451

	Household Durables — 0.8%
10,260	Newell Rubbermaid, Inc.[1]	139,228

	Insurance — 5.8%
2,920	Aflac, Inc.[1]	141,415
7,120	American Financial Group, Inc.	176,647
3,440	Chubb Corp. (The)	172,000
6,560	HCC Insurance Holdings, Inc.[1]	177,776
2,320	PartnerRe, Ltd.[1]	173,049
5,980	Unum Group[1]	117,029

		957,916

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.6%
561	AOL, Inc.[1,2]	$13,447
14,200	eBay, Inc.[2]	326,884
4,460	j2 Global Communications, Inc.[1,2]	91,609

		431,940

	IT Services — 0.8%
6,740	SAIC, Inc.[1,2]	123,544

	Life Sciences Tools & Services — 2.9%
5,000	PerkinElmer, Inc.	100,700
7,140	Pharmaceutical Product Development, Inc.[1]	166,791
4,568	Thermo Fisher Scientific, Inc.[2]	210,813

		478,304

	Machinery — 4.5%
3,080	Flowserve Corp.[1]	277,724
24,840	Force Protection, Inc.[1,2]	126,436
5,660	Joy Global, Inc.	258,888
3,220	Mueller Industries, Inc.[1]	79,180

		742,228

	Media — 4.7%
3,700	CBS Corp. — Class B1	47,841
22,180	Comcast Corp. — Class A	351,110
3,400	DIRECTV — Class A2	103,190
16,460	Gannett Co., Inc.[1]	265,829

		767,970

	Multi-line Retail — 2.9%
5,600	Big Lots, Inc.[1,2]	159,096
6,300	Dollar Tree, Inc.[1,2]	311,976

		471,072

	Multi-Utilities — 1.9%
6,100	Sempra Energy[1]	309,575

	Oil, Gas & Consumable Fuels — 2.5%
3,200	Chevron Corp.	230,784
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — (Continued)
2,780	Exxon Mobil Corp.	$179,115

		409,899

	Paper & Forest Products — 1.2%
8,560	International Paper Co.[1]	196,110

	Personal Products — 1.5%
2,920	Estee Lauder Companies (The) — Class A	153,359
4,160	Nu Skin Enterprises, Inc. — Class A1	96,678

		250,037

	Pharmaceuticals — 2.0%
8,860	Endo Pharmaceuticals Holdings, Inc.[1,2]	178,175
5,300	Forest Laboratories, Inc.[1,2]	157,092

		335,267

	Real Estate Investment Trusts — 2.9%
9,980	Annaly Capital Management, Inc.[1]	173,452
2,180	Essex Property Trust, Inc.[1]	173,724
640	Public Storage[1]	50,675
1,840	Rayonier, Inc.[1]	77,170

		475,021

	Semiconductors & Semiconductor Equipment — 2.6%
11,060	Broadcom Corp. — Class A2	295,523
5,500	Texas Instruments, Inc.	123,750

		419,273

	Software — 3.1%
15,300	CA, Inc.	337,212
10,300	Quest Software, Inc.[1,2]	177,366

		514,578

	Specialty Retail — 1.8%
8,000	Best Buy Co., Inc.[1]	293,200

	Textiles, Apparel & Luxury Goods — 1.8%
7,660	Phillips-Van Heusen Corp.	300,961

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	TOTAL COMMON STOCKS (Cost $12,680,913)		14,919,187

REPURCHASE AGREEMENT* — 7.4%

$1,209,391	With State Street Bank & Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $1,209,392 due 2/1/10, (collateralized by a FNR security with a par value of $1,187,538, coupon rate of 4.000%, due 11/25/39, market value of $1,234,568)		$1,209,391

	TOTAL REPURCHASE AGREEMENTS (Cost $1,209,391)		1,209,391

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.4%

5,160,798	State Street Navigator Securities Lending Prime Portfolio		5,160,798

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,160,798)		5,160,798

TOTAL LONG INVESTMENTS (Cost $19,051,102)		129.6%	$21,289,376

COMMON STOCKS SOLD SHORT* — (57.5)%

	Aerospace & Defense — (3.3)%
(2,820)	Boeing Co. (The)		(170,892)
(5,820)	Curtiss-Wright Corp.		(177,859)
(6,580)	Moog, Inc. — Class A2		(198,585)

			(547,336)

	Beverages — (0.4)%
(1,860)	Central European Distribution Corp.[2]		(59,613)

	Biotechnology — (2.2)%
(6,700)	Regeneron Pharmaceuticals, Inc.[2]		(178,622)
(3,040)	United Therapeutics Corp.[2]		(181,093)

			(359,715)

	Capital Markets — (0.4)%
(1,380)	Northern Trust Corp.		(69,718)

	Chemicals — (0.8)%
(2,440)	Mosaic Co. (The)		(130,564)

	Commercial Banks — (0.9)%
(1,240)	IBERIABANK Corp.		(66,266)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Banks — (Continued)
(5,120)	Pinnacle Financial Partners, Inc.[2]	$(77,414)

		(143,680)

	Construction Materials — (0.7)%
(560)	Martin Marietta Materials, Inc.	(44,341)
(1,460)	Vulcan Materials Co.	(64,517)

		(108,858)

	Distributors — (1.1)%
(9,860)	LKQ Corp.[2]	(184,875)

	Diversified Financial Services — (2.1)%
(7,780)	Leucadia National Corp.[2]	(173,727)
(5,600)	Pico Holdings, Inc.[2]	(175,784)

		(349,511)

	Electric Utilities — (0.4)%
(3,260)	Empire District Electric Co. (The)	(60,016)

	Electrical Equipment — (2.0)%
(4,840)	AMETEK, Inc.	(176,370)
(2,840)	Franklin Electric Co., Inc.	(73,925)
(1,520)	Roper Industries, Inc.	(76,121)

		(326,416)

	Electronic Equipment, Instruments & Components — (2.1)%
(1,480)	Dolby Laboratories, Inc. — Class A2	(74,488)
(4,540)	Itron, Inc.[2]	(279,392)

		(353,880)

	Energy Equipment & Services — (1.0)%
(3,500)	Unit Corp.[2]	(159,390)

	Food & Staples Retailing — (1.3)%
(7,280)	Ruddick Corp.	(206,388)

	Food Products — (1.1)%
(6,580)	Corn Products International, Inc.	(187,004)

	Gas Utilities — (0.5)%
(1,880)	EQT Corp.	(82,758)

	Health Care Equipment & Supplies — (1.0)%
(3,680)	Greatbatch, Inc.[2]	(72,312)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Equipment & Supplies — (Continued)
(2,360)	Inverness Medical Innovations, Inc.[2]	$(95,273)

		(167,585)

	Hotels, Restaurants & Leisure — (2.1)%
(9,080)	Choice Hotels International, Inc.	(288,199)
(7,440)	Pinnacle Entertainment, Inc.[2]	(60,711)

		(348,910)

	Household Durables — (1.1)%
(9,600)	Toll Brothers, Inc.[2]	(177,312)

	Independent Power Producers & Energy Traders — (0.8)%
(3,740)	Ormat Technologies, Inc.	(128,731)

	Industrial Conglomerates — (1.1)%
(8,280)	Otter Tail Corp.	(178,848)

	Insurance — (2.6)%
(1,780)	AON Corp.	(69,242)
(10,500)	Hilltop Holdings, Inc.[2]	(118,860)
(480)	Markel Corp.[2]	(156,005)
(2,800)	Zenith National Insurance Corp.	(78,120)

		(422,227)

	Life Sciences Tools & Services — (1.1)%
(13,080)	Luminex Corp.[2]	(176,972)

	Machinery — (6.7)%
(1,280)	Caterpillar, Inc.	(66,867)
(6,280)	CLARCOR, Inc.	(203,346)
(2,780)	Deere & Co.	(138,861)
(2,120)	IDEX Corp.	(59,827)
(6,000)	Kaydon Corp.	(196,140)
(1,320)	Nordson Corp.	(74,633)
(4,280)	Paccar, Inc.	(154,209)
(8,860)	RBC Bearings, Inc.[2]	(205,906)

		(1,099,789)

	Media — (3.7)%
(9,664)	Arbitron, Inc.	(244,596)
(7,380)	Clear Channel Outdoor Holdings, Inc. — Class A2	(74,907)
(2,120)	DreamWorks Animation SKG, Inc. — Class A2	(82,553)
(460)	Washington Post Co. (The)	(199,925)

		(601,981)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-Utilities — (0.4)%
(2,420)	Black Hills Corp.	$(62,872)

	Oil, Gas & Consumable Fuels — (3.2)%
(6,020)	Carrizo Oil & Gas, Inc.[2]	(144,480)
(1,840)	Comstock Resources, Inc.[2]	(71,742)
(18,320)	Crosstex Energy, Inc.	(141,980)
(7,100)	Penn Virginia Corp.	(172,317)

		(530,519)

	Personal Products — (0.4)%
(2,360)	Alberto-Culver Co.	(67,000)

	Pharmaceuticals — (1.3)%
(1,100)	Allergan, Inc. / United States	(63,250)
(8,340)	XenoPort, Inc.[2]	(154,123)

		(217,373)

	Professional Services — (1.1)%
(2,220)	Dun & Bradstreet Corp. (The)	(175,313)

	Real Estate Investment Trusts — (1.9)%
(20,001)	UDR, Inc.	(311,215)

	Real Estate Management & Development — (0.6)%
(1,780)	Jones Lang Lasalle, Inc.	(101,478)

	Semiconductors & Semiconductor Equipment — (1.3)%
(7,260)	Formfactor, Inc.[2]	(112,312)
(4,880)	Monolithic Power Systems, Inc.[2]	(100,626)

		(212,938)

	Software — (4.2)%
(2,120)	Concur Technologies, Inc.[2]	(84,058)
(13,740)	EPIQ Systems, Inc.[2]	(164,193)
(5,180)	Netscout Systems, Inc.[2]	(72,727)
(7,360)	Progress Software Corp.[2]	(207,037)
(3,040)	Synopsys, Inc.[2]	(64,661)
(10,960)	Tivo, Inc.[2]	(98,859)

		(691,535)

	Specialty Retail — (1.1)%
(30,580)	Bebe Stores, Inc.	(188,984)

	Textiles, Apparel & Luxury Goods — (1.1)%
(4,320)	Columbia Sportswear Co.	(178,762)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares			Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Water and Sewer — (0.4)%
(2,000)	California Water Service Group		$(72,640)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,040,057))		(9,442,706)

TOTAL SHORT INVESTMENTS (Proceeds $(11,040,057))		(57.5)%	$(9,442,706)

TOTAL INVESTMENTS (Cost $8,011,045)[3]		72.1%	$11,846,670

OTHER ASSETS IN EXCESS OF LIABILITIES		27.9	4,584,863

NET ASSETS		100.0%	$16,431,533

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $8,106,994.

Abbreviations:

FNR	— Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — 123.9%

	Aerospace & Defense — 4.1%
3,520	L-3 Communications Holdings, Inc.	$293,357
5,440	Northrop Grumman Corp.[1,2]	307,904
6,300	Raytheon Co.[1]	330,309

		931,570

	Air Freight & Logistics — 1.7%
2,120	Atlas Air Worldwide Holdings, Inc.[1,3]	77,741
5,440	CH Robinson Worldwide, Inc.[1,2]	308,067

		385,808

	Airlines — 0.3%
4,360	Skywest, Inc.[1]	63,787

	Beverages — 2.1%
24,120	Coca-Cola Enterprises, Inc.	486,983

	Biotechnology — 0.7%
2,760	Amgen, Inc.[3]	161,405

	Building Products — 1.2%
8,260	Universal Forest Products, Inc.[1,2]	280,344

	Chemicals — 2.4%
4,410	CF Industries Holdings, Inc.	409,512
1,260	Eastman Chemical Co.[1]	71,228
980	Lubrizol Corp. (The)[1]	72,216

		552,956

	Commercial Services & Supplies — 1.8%
6,920	R.R. Donnelley & Sons Co.[1]	137,154
11,672	Sykes Enterprises, Inc.[1,2,3]	279,895

		417,049

	Communications Equipment — 3.3%
22,140	Arris Group, Inc.[1,2,3]	222,286
10,580	F5 Networks, Inc.[3]	522,969

		745,255

	Computers & Peripherals — 7.2%
2,479	Apple, Inc.[3]	476,265
4,420	Hewlett-Packard Co.	208,049
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Computers & Peripherals — (Continued)
16,515	Teradata Corp.[1,2,3]	$461,925
13,340	Western Digital Corp.[3]	506,787

		1,653,026

	Construction & Engineering — 3.2%
2,440	Aecom Technology Corp.[1,2,3]	65,807
7,740	EMCOR Group, Inc.[1,2,3]	186,224
4,040	Fluor Corp.	183,174
11,360	KBR, Inc.[1]	212,773
1,640	URS Corp.[3]	73,603

		721,581

	Consumer Finance — 1.6%
14,540	Ezcorp, Inc. — Class A1,3	264,047
2,560	World Acceptance Corp.[1,2,3]	103,398

		367,445

	Containers & Packaging — 1.0%
10,220	Pactiv Corp.[3]	230,461

	Diversified Consumer Services — 2.3%
3,000	Apollo Group, Inc. — Class A3	181,770
2,700	Career Education Corp.[1,2,3]	58,725
20,320	Corinthian Colleges, Inc.[1,2,3]	284,480

		524,975

	Diversified Financial Services — 1.0%
8,240	Moody’s Corp.[1,2]	227,342

	Diversified Telecommunication Services — 1.2%
9,248	Verizon Communications, Inc.	272,076

	Electric Utilities — 1.2%
10,380	DPL, Inc.[1,2]	278,599

	Electronic Equipment, Instruments & Components — 2.1%
13,964	Plexus Corp.[1,2,3]	474,916

	Energy Equipment & Services — 4.1%
3,342	Baker Hughes, Inc.[1,2]	151,326
9,800	Halliburton Co.	286,258
3,080	National Oilwell Varco, Inc.	125,972
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Energy Equipment & Services — (Continued)
5,480	Pride International, Inc.[3]	$162,208
6,440	Rowan Cos., Inc.[1,3]	138,331
940	SEACOR Holdings, Inc.[3]	66,035

		930,130

	Food & Staples Retailing — 3.8%
9,280	BJ’s Wholesale Club, Inc.[1,3]	313,571
10,260	United Natural Foods, Inc.[1,2,3]	278,149
7,500	Walgreen Co.	270,375

		862,095

	Food Products — 1.6%
7,620	Archer-Daniels-Midland Co.	228,372
19,060	Darling International, Inc.[1,2,3]	148,477

		376,849

	Health Care Equipment & Supplies — 2.5%
10,520	Align Technology, Inc.[1,2,3]	197,250
20,220	Immucor, Inc.[1,2,3]	375,081

		572,331

	Health Care Providers & Services — 6.8%
8,760	Aetna, Inc.	262,537
8,160	Cardinal Health, Inc.[1,2]	269,851
10,620	Catalyst Health Solutions, Inc.[1,2,3]	417,685
2,880	Coventry Health Care, Inc.[3]	65,894
3,620	McKesson Corp.	212,929
5,160	WellPoint, Inc.[3]	328,795

		1,557,691

	Hotels, Restaurants & Leisure — 0.7%
7,346	Wyndham Worldwide Corp.[1]	154,192

	Household Durables — 0.3%
3,520	American Greetings Corp. — Class A1	65,050

	Industrial Conglomerates — 2.0%
8,300	Carlisle Cos., Inc.[1,2]	278,216
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Industrial Conglomerates — (Continued)
7,080	McDermott International, Inc.[3]	$167,230

		445,446

	Insurance — 12.9%
10,320	Aflac, Inc.	499,797
9,820	American Financial Group, Inc.	243,634
3,120	Arch Capital Group, Ltd.[1,2,3]	223,205
10,880	Aspen Insurance Holdings, Ltd.[1,2]	289,734
4,380	Chubb Corp. (The)	219,000
3,200	Delphi Financial Group, Inc. — Class A1	64,800
1,040	Everest Re Group, Ltd.[1]	89,170
10,100	HCC Insurance Holdings, Inc.[1,2]	273,710
1,360	PartnerRe, Ltd.[1]	101,442
3,220	Principal Financial Group, Inc.	74,221
16,340	Progressive Corp. (The)	270,917
4,000	Torchmark Corp.[1,2]	179,600
1,240	Transatlantic Holdings, Inc.	61,616
4,380	Travelers Cos., Inc. (The)	221,935
6,280	Unitrin, Inc.	136,276

		2,949,057

	Internet Software & Services — 1.2%
947	AOL, Inc.[1,3]	22,699
10,884	eBay, Inc.[3]	250,550

		273,249

	IT Services — 3.6%
5,080	Computer Sciences Corp.[1,3]	260,604
21,180	Convergys Corp.[1,2,3]	226,626
11,680	SAIC, Inc.[1,3]	214,094
5,794	TeleTech Holdings, Inc.[1,3]	110,318

		811,642

	Machinery — 3.7%
4,280	Flowserve Corp.	385,928
8,700	Joy Global, Inc.	397,938
3,560	Trinity Industries, Inc.[1]	55,678

		839,544

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Media — 4.6%
15,560	CBS Corp. — Class B1	$201,191
18,340	Comcast Corp. — Class A	290,322
9,280	DIRECTV — Class A3	281,648
10,420	Time Warner, Inc.[1,2]	286,029

		1,059,190

	Multi-line Retail — 2.8%
9,480	Big Lots, Inc.[1,3]	269,327
7,340	Dollar Tree, Inc.[3]	363,476

		632,803

	Multi-Utilities — 1.5%
6,792	Sempra Energy	344,694

	Oil, Gas & Consumable Fuels — 6.6%
5,672	Chevron Corp.	409,065
7,360	ConocoPhillips	353,280
4,040	Exxon Mobil Corp.	260,297
4,460	Murphy Oil Corp.	227,817
4,380	Peabody Energy Corp.	184,485
2,720	World Fuel Services Corp.[1,2]	65,362

		1,500,306

	Paper & Forest Products — 1.7%
1,820	Domtar Corp.[1,2,3]	88,398
10,920	International Paper Co.	250,177
2,460	MeadWestvaco Corp.	59,212

		397,787

	Personal Products — 2.1%
4,600	Estee Lauder Companies (The) — Class A1,2	241,592
10,500	Nu Skin Enterprises, Inc. — Class A1,2	244,020

		485,612

	Pharmaceuticals — 5.9%
18,560	Endo Pharmaceuticals Holdings, Inc.[3]	373,242
9,600	Forest Laboratories, Inc.[2,3]	284,544
9,102	Par Pharmaceutical Cos., Inc.[1,3]	239,565
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
11,680	Watson Pharmaceuticals, Inc.[3]	$448,161

		1,345,512

	Real Estate Investment Trusts — 4.9%
2,940	Alexandria Real Estate Equities, Inc.[1,2]	175,606
7,920	Annaly Capital Management, Inc.[1]	137,650
2,760	Essex Property Trust, Inc.[1,2]	219,945
6,320	Mack-Cali Realty Corp.[1,2]	206,158
840	Public Storage[1,2]	66,511
7,580	Rayonier, Inc.[1,2]	317,905

		1,123,775

	Road & Rail — 0.4%
4,080	Werner Enterprises, Inc.[1,2]	80,702

	Semiconductors & Semiconductor Equipment — 2.2%
12,785	Broadcom Corp. — Class A1,3	341,615
9,020	Micrel, Inc.[1,2]	67,380
4,480	Texas Instruments, Inc.	100,800

		509,795

	Software — 3.3%
10,420	CA, Inc.	229,657
3,140	Jack Henry & Associates, Inc.	68,954
51,560	TIBCO Software, Inc.[3]	461,978

		760,589

	Specialty Retail — 4.1%
15,140	Gap, Inc. (The)[1]	288,871
6,539	PetSmart, Inc.[1,2]	168,379
10,240	RadioShack Corp.[1,2]	199,885
7,335	TJX Cos., Inc. (The)	278,803

		935,938

	Trading Companies & Distributors — 1.1%
2,440	WW Grainger, Inc.[1,2]	242,243

	Wireless Telecommunication Services — 1.1%
7,860	Telephone & Data Systems, Inc.[1,2]	247,983

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	TOTAL COMMON STOCKS (Cost $24,059,446)	28,279,783

REPURCHASE AGREEMENT* — 1.2%

$268,372	With State Street Bank and Trust Co., dated 1/29/10, 0.01%, principal and interest in the amount of $268,372, due 2/1/10 (collateralized by a FNR security with a par value of $263,365, coupon rate of 4.000%, due 11/25/39, market value of $273,795)	$268,372

	TOTAL REPURCHASE AGREEMENT (Cost $268,372)	268,372

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 6.1%

1,397,067	State Street Navigator Securities Lending Portfolio	1,397,067

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,397,067)	1,397,067

TOTAL LONG INVESTMENTS (Cost $25,724,885)	131.2%	$29,945,222

COMMON STOCKS SOLD SHORT* — (25.0)%

	Aerospace & Defense — (1.2)%
(1,200)	Boeing Co. (The)	(72,720)
(3,063)	Curtiss-Wright Corp.	(93,605)
(3,960)	Moog, Inc. — Class A3	(119,513)

		(285,838)

	Air Freight & Logistics — (0.4)%
(1,500)	United Parcel Service, Inc. — Class B	(86,655)

	Beverages — (0.7)%
(1,660)	Brown-Forman Corp. — Class B	(85,191)
(2,460)	Central European Distribution Corp.[3]	(78,843)

		(164,034)

	Biotechnology — (0.5)%
(1,840)	United Therapeutics Corp.[3]	(109,609)

	Capital Markets — (0.8)%
(3,700)	Jefferies Group, Inc.[3]	(94,498)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Capital Markets — (Continued)
(1,880)	Northern Trust Corp.	$(94,978)

		(189,476)

	Chemicals — (0.3)%
(1,440)	Mosaic Co. (The)	(77,055)

	Commercial Services & Supplies — (0.6)%
(1,500)	Clean Harbors, Inc.[3]	(85,890)
(1,900)	Copart, Inc.[3]	(64,144)

		(150,034)

	Communications Equipment — (0.3)%
(2,880)	Viasat, Inc.[3]	(78,710)

	Distributors — (0.4)%
(5,060)	LKQ Corp.[3]	(94,875)

	Diversified Consumer Services — (0.4)%
(2,464)	Matthews International Corp. — Class A	(83,406)

	Diversified Financial Services — (0.5)%
(4,700)	Leucadia National Corp.[3]	(104,951)

	Electrical Equipment — (0.3)%
(1,900)	AMETEK, Inc.	(69,236)

	Electronic Equipment, Instruments & Components — (1.0)%
(1,920)	Dolby Laboratories, Inc. — Class A3	(96,634)
(2,000)	Itron, Inc.[3]	(123,080)

		(219,714)

	Food Products — (0.4)%
(2,920)	Corn Products International, Inc.	(82,986)

	Health Care Equipment & Supplies — (0.7)%
(3,000)	Thoratec Corp.[3]	(85,050)
(2,180)	West Pharmaceutical Services	(79,199)

		(164,249)

	Hotels, Restaurants & Leisure — (0.7)%
(2,720)	Choice Hotels International, Inc.	(86,333)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (Continued)
(2,720)	International Speedway Corp. — Class A	$(69,931)

		(156,264)

	Industrial Conglomerates — (0.4)%
(4,520)	Otter Tail Corp.	(97,632)

	Insurance — (0.7)%
(260)	Markel Corp.[3]	(84,503)
(2,420)	Zenith National Insurance Corp.	(67,518)

		(152,021)

	Internet Software & Services — (0.4)%
(920)	Equinix, Inc.[3]	(88,532)

	IT Services — (0.4)%
(3,800)	NeuStar, Inc. — Class A3	(85,348)

	Machinery — (2.5)%
(1,500)	Caterpillar, Inc.	(78,360)
(3,140)	CLARCOR, Inc.	(101,673)
(1,200)	Deere & Co.	(59,940)
(1,740)	Illinois Tool Works, Inc.	(75,847)
(2,900)	Kaydon Corp.	(94,801)
(1,700)	Paccar, Inc.	(61,251)
(4,093)	RBC Bearings, Inc.[3]	(95,121)

		(566,993)

	Media — (0.7)%
(2,460)	Arbitron, Inc.	(62,262)
(240)	Washington Post Co. (The)	(104,309)

		(166,571)

	Oil, Gas & Consumable Fuels — (0.7)%
(2,280)	Comstock Resources, Inc.[3]	(88,897)
(2,580)	St. Mary Land & Exploration Co.	(82,663)

		(171,560)

	Pharmaceuticals — (0.3)%
(3,360)	XenoPort, Inc.[3]	(62,093)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.4)%
(1,060)	Dun & Bradstreet Corp. (The)	$(83,708)

	Real Estate Investment Trusts — (2.3)%
(3,740)	AMB Property Corp.	(89,760)
(3,840)	Hospitality Properties Trust	(84,941)
(5,980)	Host Marriott Corp.[3]	(63,388)
(6,640)	Kimco Realty Corp.	(83,797)
(6,820)	Prologis	(85,932)
(8,083)	UDR, Inc.	(125,771)

		(533,589)

	Real Estate Management & Development — (0.3)%
(5,880)	CB Richard Ellis Group, Inc. — Class A3	(72,324)

	Road & Rail — (1.1)%
(2,740)	Genesee & Wyoming, Inc. — Class A3	(80,748)
(1,500)	Norfolk Southern Corp.	(70,590)
(3,280)	Old Dominion Freight Line, Inc.[3]	(90,200)

		(241,538)

	Semiconductors & Semiconductor Equipment — (1.6)%
(1,920)	Cabot Microelectronics Corp.[3]	(67,488)
(4,740)	Formfactor, Inc.[3]	(73,328)
(3,600)	Monolithic Power Systems, Inc.[3]	(74,232)
(2,100)	Netlogic Microsystems, Inc.[3]	(86,016)
(4,400)	Ultratech, Inc.[3]	(60,016)

		(361,080)

	Software — (3.0)%
(2,100)	Blackboard, Inc.[3]	(82,761)
(2,160)	Concur Technologies, Inc.[3]	(85,644)
(6,040)	EPIQ Systems, Inc.[3]	(72,178)
(6,260)	Netscout Systems, Inc.[3]	(87,890)
(5,740)	Nuance Communications, Inc.[3]	(86,215)
(1,200)	Salesforce.com, Inc.[3]	(76,260)
(3,940)	Taleo Corp. — Class A3	(80,022)
(8,300)	Tivo, Inc.[3]	(74,866)
(1,100)	Ultimate Software Group, Inc.[3]	(32,890)

		(678,726)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2010 — (Unaudited)

Shares	Value
COMMON STOCKS SOLD SHORT* — (Continued)

Specialty Retail — (0.7)%
(12,220)	Bebe Stores, Inc.	$(75,520)
(3,380)	Genesco, Inc.[3]	(79,700)

(155,220)

Wireless Telecommunication Services — (0.3)%
(2,000)	SBA Communications Corp.[3]	(66,180)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(6,420,743))	(5,700,207)

TOTAL SHORT INVESTMENTS (Proceeds $(6,420,743))	(25.0)%	$(5,700,207)

TOTAL INVESTMENTS (Cost $19,304,142)[4]	106.2%	$24,245,015

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(1,424,844)

NET ASSETS	100.0%	$22,820,171

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	All or a portion of security pledged as collateral for securities sold short.

[3]	Non income-producing security.

[4]	Aggregate cost for federal tax purposes was $19,518,928.
Abbreviations:
FNR       —    Federal National Mortgage Association REMIC
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.
Notes to Schedules of Portfolio Investments — (Unaudited)
1. Organization and Significant Accounting Policies
     The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio, (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
     Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
     Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.
     Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.
     When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. In that regard, at January 31, 2010 substantially all foreign equity securities help by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.
     Financial Accounting Standards Board Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”), is applicable to the Fund, effective November 1, 2008. ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
     The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, and Total Market Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at January 31,

2010. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term investments, with corresponding industries at Level 2 at January 31, 2010.
     The following is a summary of the inputs used as of January 31, 2010 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio and Philadelphia International Fund for which fair valuation was used:
Core Fixed Income Portfolio
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Agency Notes
Federal Home Loan Bank	$24,785,505	$—	$—	$24,785,505

Total Agency Notes	24,785,505	—	—	24,785,505

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	21,099,286	—	21,099,286
Federal National Mortgage Association	—	42,144,437	—	42,144,437
Government National Mortgage Association	—	36,339,299	—	36,339,299

Total Mortgage-Backed Securities	—	99,583,022	—	99,583,022

Government Guaranteed Corporate Notes	—	32,844,008	—	32,844,008
Corporate Notes	—	166,875,901	—	166,875,901
US Treasury Notes/Bonds	43,489,997	—	—	43,489,997
Repurchase Agreements	—	1,122,402	—	1,122,402
Investments of Security Lending Collateral	—	64,406,978	—	64,406,978

Total Investments	68,275,502	364,832,311	—	433,107,813

Total	$68,275,502	$364,832,311	$—	$433,107,813
International Portfolio
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
United Kingdom	$2,283,739	$85,906,405	$—	$88,190,144
Japan	—	63,041,703	—	63,041,703
France	—	45,355,220	—	45,355,220
Germany	—	40,321,653	—	40,321,653
Switzerland	—	24,086,452	—	24,086,452
Spain	8,048,667	9,759,634	—	17,808,301
Italy	—	12,792,509	—	12,792,509
Brazil	11,840,749	—	—	11,840,749

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Norway	—	10,804,676	—	10,804,676
China	1,706,752	8,266,855	—	9,973,607
Netherlands	1,141,566	8,562,357	—	9,703,923
Greece	—	8,241,212	—	8,241,212
Australia	—	7,331,600	—	7,331,600
Singapore	—	6,167,084	—	6,167,084
Hong Kong	—	5,045,077	—	5,045,077
Austria	—	4,313,639	—	4,313,639
Taiwan	—	4,266,072	—	4,266,072
Canada	4,003,573	—	—	4,003,573
Cayman Islands	3,653,920	—	—	3,653,920
Sweden	—	3,576,909	—	3,576,909
Panama	2,775,732	—	—	2,775,732

Total Common Stocks	35,454,698	347,839,057	—	383,293,755

Repurchase Agreements	—	9,001,286	—	9,001,286

Investments of Security Lending Collateral	—	35,606,903	—	35,606,903

Total Investments	35,454,698	392,447,246	—	427,901,944

Total	$35,454,698	$392,447,246	$—	$427,901,944

Philadelphia International Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
United Kingdom	$646,271	$22,832,475	$—	$23,478,746
Japan	—	17,046,857	—	17,046,857
France	—	12,109,713	—	12,109,713
Germany	—	10,416,926	—	10,416,926
Switzerland	—	6,319,828	—	6,319,828
Spain	1,950,577	2,792,570	—	4,743,147
Brazil	3,725,713	—	—	3,725,713
Netherlands	—	3,705,413	—	3,705,413
Italy	—	3,487,503	—	3,487,503
Norway	—	2,775,235	—	2,775,235
China	278,432	2,261,132	—	2,539,564
Greece	—	2,280,802	—	2,280,802
Australia	—	2,184,667	—	2,184,667
Singapore	—	1,417,572	—	1,417,572
Canada	1,391,575	—	—	1,391,575
Taiwan	—	1,196,097	—	1,196,097
Austria	—	1,177,929	—	1,177,929
Sweden	—	1,020,273	—	1,020,273
Cayman Islands	1,013,520	—	—	1,013,520
Hong Kong	—	932,084	—	932,084
Panama	545,790	—	—	545,790

Total Common Stocks	9,551,878	93,957,076	—	103,508,954

Repurchase Agreements	—	2,029,114	—	2,029,114

Investments of Security Lending Collateral	—	9,449,230	—	9,449,230

Total Investments	9,551,878	105,435,420	—	114,987,298

Total	$9,551,878	$105,435,420	$—	$114,987,298

The following tables include rollforwards of the amounts for the period ended January 31, 2010 for long term investments classified within Level 3.
International Portfolio

								Net Change in
								Unrealized
								Gain from
							Balance	Investments
		Balance as of	Accrued		Net Change in		as of	Held at
Investments in		October 31,	Discounts	Realized Gain	Unrealized Gain	Net Purchases &	January	January 31,
Securities		2009	(Premiums)	(Loss)	(Loss)	Sales	31, 2010	2010

COMMON STOCK		$68,556	$0	$(269)	$0	$68,115	$0	$0

United Kingdom	Total	$68,556	$0	$(269)	$0	$68,115	$0	$0

Philadelphia International Fund

								Net Change in
								Unrealized
								Gain from
							Balance	Investments
		Balance as of	Accrued		Net Change in		as of	Held at
Investments in		October 31,	Discounts	Realized Gain	Unrealized Gain	Net Purchases &	January	January 31,
Securities		2009	(Premiums)	(Loss)	(Loss)	Sales	31, 2010	2010

COMMON STOCK		$19,150	$0	$(75)	$0	$19,027	$0	$0

United Kingdom	Total	$19,150	$0	$(75)	$0	$19,027	$0	$0

     Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.
     Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of January 31, 2010.
     Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.
     Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

     Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. There were no open reverse repurchase agreements as of January 31, 2010.
     Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.
     Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.
     Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.
     TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

     Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the Portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of January 31, 2010.
     Futures: The Long/Short Portfolio may enter into futures contracts to gain exposure to, or hedge against, changes in the value of equity securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at January 31, 2010.
     Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2010 81.74% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2010, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.
     As of January 31, 2010, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of
			Total
	Market Value of	Market Value of	Assets on
Portfolio	Loaned Securities	Collateral	Loan
Government Cash Portfolio	$57,520,285	$58,698,813	7.50
Core Fixed Income Portfolio	63,119,587	64,406,978	14.42
Small Cap Equity Portfolio	24,575,219	25,231,256	17.81
Large Cap Value Portfolio	1,804,260	1,847,634	4.39
International Portfolio	33,834,122	35,606,903	7.89
Philadelphia International Fund	8,984,352	9,449,230	7.76
U.S. Emerging Growth Portfolio	5,071,183	5,212,908	19.80
Large Cap 100 Portfolio	3,472,391	3,555,272	3.68
Long/Short Portfolio	5,040,358	5,160,798	16.23
Total Market Portfolio	7,098,439 *	7,271,152 **	3.81

*	The market value of loaned securities for the financing of short sales was $5,734,288.

**	The market value of collateral used for the financing of short sales was $5,874,085.
     Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors.
     Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. There were no open swap agreements as of January 31, 2010.
     Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2010, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $5,734,287 respectively, and cash in the amount of $9,766,230 and $0 respectively, to State Street Bank, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.
     Investment Company Securities and Exchange-Traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. Generally, an ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETF’s have an actively managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.
     Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
2. Unrealized Appreciation/(Depreciation)
     As of January 31, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$15,843,164	$104,972	$15,738,192
Strategic Equity Portfolio	17,223,726	3,791,901	13,431,825
Small Cap Equity Portfolio	15,616,223	6,684,331	8,931,892
Large Cap Value Portfolio	4,860,558	1,559,758	3,300,800
International Portfolio	72,331,379	19,219,296	53,112,083

Portfolio	Appreciation	Depreciation	Net
Philadelphia International Fund	15,976,133	6,786,785	9,189,348
U.S. Emerging Growth Portfolio	3,406,473	824,012	2,582,461
Large Cap 100 Portfolio	11,356,987	2,180,216	9,176,771
Large Cap Growth Portfolio	7,170,577	726,316	6,444,261
Long/Short Portfolio	4,470,690	731,014	3,739,676
Total Market Portfolio	5,321,796	595,709	4,726,087
3. Recently Issued Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.
4. Subsequent Event
     In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events”, management has determined that no material events or transactions occurred subsequent to January 31, 2010, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date 3/24/10
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 3/24/10